As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 98.7%
CONSUMER DISCRETIONARY: 15.7%
1,500	Amazon.com, Inc. (a)	$303,765
3,100	BorgWarner Inc. (a)(b)	261,454
60,000	China Dredging Group Ltd. (Acquired 10/27/2010, Aggregate Cost $300,000) (a)(c)(e)(f)	300,000
450	Chipotle Mexican Grill, Inc. (a)(b)	188,100
1,750	Colgate-Palmolive Co.	171,115
8,800	Comcast Corp. (b)	264,088
2,900	Costco Wholesale Corp.	263,320
5,800	DIRECTV (a)	286,172
2,700	Estee Lauder Companies Inc./The	167,238
1,520	McDonald's Corp.	149,112
3,200	Starbucks Corp.	178,848
7,000	TJX Companies, Inc./The	277,970
2,450	Yum! Brands, Inc.	174,391
6,000	Walt Disney Co./The (b)	262,680
		3,248,253
CONSUMER STAPLES: 6.9%
3,400	Clorox Co./The	233,750
4,600	Coca-Cola Co./The	340,446
1,900	J.M. Smucker Co./The	154,584
4,800	PepsiCo, Inc.	318,480
4,300	Philip Morris International Inc.	381,023
		1,428,283
ENERGY: 11.9%
3,400	Cameron International Corp. (a)	179,622
2,200	Chevron Corp. (b)	235,928
8,250	Exxon Mobil Corp.	715,523
2,100	National Oilwell Varco, Inc.	166,887
4,600	Noble Corp. (b)(c)	172,362
4,600	Occidental Petroleum Corp.	438,058
3,000	ONEOK Partners, LP	244,980
4,550	Schlumberger Ltd. (c)	318,181
		2,471,541
FINANCIALS: 6.7%
3,500	American Express Credit Co.	202,510
1,200	BlackRock, Inc. (b)	245,880
3,500	Capital One Financial Corp.	195,090
600	MasterCard Inc.	252,324
3,700	Travelers Companies, Inc./The	219,040
2,300	Visa Inc. (b)	271,400
		1,386,244
HEALTH CARE: 16.3%
5,700	Abbott Laboratories (b)	349,353
2,000	Allergan, Inc.	190,860
3,400	Amgen Inc. (b)	231,166
5,000	Covidien Public Limited Co. (c)	273,400
2,900	Edwards Lifesciences Corp. (a)	210,917
5,000	Gilead Sciences, Inc. (a)	244,250
3,500	Johnson & Johnson	230,860
2,500	Mead Johnson Nutrition Co.	206,200
6,000	Medtronic, Inc.	235,140
6,000	Merck & Co., Inc.	230,400
14,500	Pfizer Inc.	328,570
4,000	St. Jude Medical, Inc.	177,240
4,000	UnitedHealth Group Inc.	235,760
3,450	Varian Medical Systems, Inc. (a)(b)	237,912
		3,382,028
INDUSTRIALS: 9.3%
3,000	3M Co.	267,630
3,000	Caterpillar Inc.	319,560
8,800	CSX Corp.	189,376
2,700	Deere & Co.	218,430
2,700	Parker-Hannifin Corp.	228,285
3,300	Stanley Black & Decker, Inc.	253,968
1,800	Union Pacific Corp.	193,464
3,000	United Technologies Corp.	248,820
		1,919,533
INFORMATION TECHNOLOGY: 28.1%
11,400	Altera Corp. (b)	453,948
1,500	Apple Inc. (a)	899,205
5,000	BMC Software, Inc. (a)	200,800
2,700	Cerner Corp. (a)(b)	205,632
2,500	Citrix Systems, Inc. (a)	197,275
8,000	eBay Inc. (a)	295,120
18,650	EMC Corp. (a)(b)	557,262
500	Google Inc. (a)	320,620
2,580	International Business Machines Corp. (IBM) (b)	538,317
4,600	Lam Research Corp. (a)(b)	205,252
13,900	Oracle Corp.	405,324
300	priceline.com Inc. (a)(b)	215,250
25,000	Symantec Corp. (a)	467,500
8,550	Texas Instruments Inc.	287,366
6,400	Trimble Navigation Ltd. (a)	348,288
6,000	Verizon Communications, Inc.	229,380
		5,826,539
MATERIALS: 3.8%
2,800	Airgas, Inc.	249,116
3,700	E. I. du Pont de Nemours and Co.	195,730
3,200	Mosaic Co./The	176,928
1,400	Praxair, Inc.	160,496
		782,270
TOTAL COMMON STOCKS
	(Cost $17,968,222)	20,444,691
SHORT TERM INVESTMENT: 1.3%
MONEY MARKET INVESTMENT: 1.3%
260,710	First American Government Obligations Fund, 0.02% (d)	260,710
TOTAL SHORT TERM INVESTMENT
	(Cost $260,710)	260,710

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 22.6%
MONEY MARKET INVESTMENT: 22.6%
4,685,022	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% (d)	4,685,022

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $4,685,022)	4,685,022

TOTAL INVESTMENTS
	(Cost $22,913,954), 122.6%	25,390,423
LIABILITIES IN EXCESS OF OTHER ASSETS, (22.6)%		(4,688,546)
TOTAL NET ASSETS, 100.0%		$20,701,877

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at March 31, 2012.
(c)	U.S. Dollar-denominated foreign security.
(d)	7-Day Yield.
(e)	Private Placement.
(f)	Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 1.45% of net assets.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee (“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$2,948,253	$-	$300,000	$3,248,253
Consumer Staples	1,428,283	-	-	1,428,283
Energy	2,471,541	-	-	2,471,541
Financials	1,386,244	-	-	1,386,244
Health Care	3,382,028	-	-	3,382,028
Industrials	1,919,533	-	-	1,919,533
Information Technology	5,826,539	-	-	5,826,539
Materials	782,270	-	-	782,270
Total Common Stock	20,144,691	-	300,000	20,444,691

Short Term Investment	260,710	-	-	260,710

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	4,685,022	-	-	4,685,022

Total Investments in Securities	$25,090,423	$-	$300,000	$25,390,423

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at 3/31/12	Valuation Techniques	Unobservable Inputs
China Dredging Group Ltd.	300,000	Market Valuation	EPS
			Forward Multiples
			Redepmtion Rights

Rochdale Large Value Portfolio
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 89.6%
CONSUMER DISCRETIONARY: 15.3%
60,000	China Dredging Group Ltd. (Acquired 10/27/2010, Aggregate Cost $300,000) (a)(c)(e)(f)	$300,000
6,600	Comcast Corp. (b)	198,066
4,700	Costco Wholesale Corp.	426,760
6,000	CVS Caremark Corp.	268,800
6,300	DIRECTV (a)	310,842
5,400	Johnson Controls, Inc. (b)	175,392
6,500	Macy's, Inc.	258,245
10,000	News Corp. (b)	196,900
5,000	Nordstrom, Inc. (b)	278,600
12,000	Walt Disney Co./The (b)	525,360
4,000	Yum! Brands, Inc.	284,720
		3,223,685
CONSUMER STAPLES: 1.9%
6,200	PepsiCo, Inc.	411,370
ENERGY: 9.4%
3,000	Anadarko Petroleum Corp.	235,020
5,200	Baker Hughes Inc.	218,088
5,000	Cameron International Corp. (a)	264,150
7,000	Marathon Oil Corp.	221,900
3,000	National Oilwell Varco, Inc.	238,410
5,000	Occidental Petroleum Corp.	476,150
4,500	Schlumberger Ltd. (c)	314,685
		1,968,403
FINANCIALS: 23.0%
4,814	ACE Ltd. (c)	352,385
5,000	American Express Credit Co.	289,300
9,000	Assurant, Inc.	364,500
8,000	BB&T Corp.	251,120
5,300	Capital One Financial Corp. (b)	295,422
12,000	Citigroup Inc.	438,600
11,700	JP Morgan Chase & Co. (b)	537,966
500	MasterCard Inc.	210,270
13,500	Metlife, Inc.	504,225
4,000	PNC Financial Services Group, Inc./The	257,960
6,800	State Street Corp.	309,400
8,400	SunTrust Banks, Inc.	203,028
5,400	Travelers Companies, Inc./The	319,680
15,000	Wells Fargo & Co. (b)	512,100
		4,845,956
HEALTH CARE: 9.1%
2,200	Allergan, Inc.	209,946
3,400	Covidien Public Limited Co. (c)	185,912
2,000	DaVita Inc. (a)	180,340
2,500	Edwards Lifesciences Corp. (a)	181,825
3,500	Gilead Sciences, Inc. (a)	170,975
3,000	Mead Johnson Nutrition Co.	247,440
12,000	St. Jude Medical, Inc.	531,720
2,900	Varian Medical Systems, Inc. (a)(b)	199,984
		1,908,142
INDUSTRIALS: 11.2%
4,100	3M Co.	365,761
20,000	CSX Corp.	430,400
5,700	Emerson Electric Co.	297,426
20,500	General Electric Co.	411,435
3,000	Parker-Hannifin Corp.	253,650
4,700	Thermo Fisher Scientific Inc. (a)	264,986
4,000	United Technologies Corp.	331,760
		2,355,418
INFORMATION TECHNOLOGY: 16.3%
6,060	Agilent Technologies, Inc. (a)	269,731
3,800	Altera Corp. (b)	151,316
10,000	Autodesk, Inc. (a)	423,200
2,500	Cerner Corp. (a)(b)	190,400
15,500	EMC Corp. (a)(b)	463,140
765	Google Inc. (a)	490,548
13,000	Lam Research Corp. (a)(b)	580,060
6,000	Oracle Corp.	174,960
20,000	Symantec Corp. (a)	374,000
8,000	Verizon Communications, Inc.	305,840
		3,423,195
MATERIALS: 2.3%
2,800	Airgas, Inc.	249,116
6,500	International Paper Co.	228,150
		477,266
UTILITIES: 1.1%
9,000	Xcel Energy Inc.	238,230
TOTAL COMMON STOCKS
	(Cost $16,542,039)	18,851,665
SHORT TERM INVESTMENT: 10.2%
MONEY MARKET INVESTMENT: 10.2%
2,137,702	First American Government Obligations Fund, 0.02% (d)	2,137,702
TOTAL SHORT TERM INVESTMENT
	(Cost $2,137,702)	2,137,702

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 19.5%
MONEY MARKET INVESTMENT: 19.5%
4,097,651	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% (d)	4,097,651

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $4,097,651)	4,097,651

TOTAL INVESTMENTS
	(Cost $22,777,392), 119.3%	25,087,018
LIABILITIES IN EXCESS OF OTHER ASSETS, (19.3)%		(4,059,778)
TOTAL NET ASSETS, 100.0%		$21,027,240

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at March 31, 2012.
(c)	U.S. Dollar-denominated foreign security.
(d)	7-Day Yield.
(e)	Private Placement.
(f)	Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 1.43% of net assets.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee (“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$2,923,685	$-	$300,000	$3,223,685
Consumer Staples	411,370	-	-	411,370
Energy	1,968,403	-	-	1,968,403
Financials	4,845,956	-	-	4,845,956
Health Care	1,908,142	-	-	1,908,142
Industrials	2,355,418	-	-	2,355,418
Information Technology	3,423,195	-	-	3,423,195
Materials	477,266	-	-	477,266
Utilities	238,230	-	-	238,230
Total Common Stock	18,551,665	-	300,000	18,851,665

Short Term Investment	2,137,702	-	-	2,137,702

Investments Purchased With Cash Proceeds From Securities Lending			2.00
Money Market Fund	4,097,651	-	-	4,097,651

Total Investments in Securities	$24,787,018	$-	$300,000	$25,087,018

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at 3/31/12	Valuation Techniques	Unobservable Inputs
China Dredging Group Ltd.	300,000	Market Valuation	EPS
			Forward Multiples
			Redepmtion Rights

Rochdale Dividend & Income Portfolio
Schedule of Investments
March 31, 2012 (Unaudited)

Shares				Value
COMMON STOCKS: 96.2%
CONSUMER DISCRETIONARY: 5.9%
77,700	Mattel, Inc.			$2,615,382
35,200	McDonald's Corp.			3,453,120
69,300	Regal Entertainment Group - Class A			942,480
5,000	Wynn Resorts, Ltd.			624,400
				7,635,382
CONSUMER STAPLES: 27.2%
14,250	Altria Group, Inc.			439,898
55,000	B & G Foods, Inc. - Class A			1,238,050
15,000	Campbell Soup Co.			507,750
23,400	Clorox Co./The			1,608,750
9,000	Coca-Cola Co./The			666,090
27,800	ConAgra Foods, Inc.			730,028
40,000	Dr Pepper Snapple Group, Inc.			1,608,400
51,800	General Mills, Inc.			2,043,510
7,035	H.J. Heinz & Co.			376,724
30,800	Hershey Co./The			1,888,964
23,152	Imperial Tobacco Group PLC - ADR (b)			1,883,878
2,600	J.M. Smucker Co./The			211,536
52,100	Kellogg Co.			2,794,123
15,500	Kimberly-Clark Corp.			1,145,295
39,582	Kraft Foods, Inc. - Class A			1,504,512
8,000	Lancaster Colony Corp.			531,680
16,926	Lorillard, Inc.			2,191,578
8,000	PepsiCo, Inc.			530,800
39,100	Philip Morris International Inc.			3,464,651
30,169	Procter & Gamble Co./The			2,027,659
10,692	Reynolds American, Inc.			443,076
59,600	Sysco Corp.			1,779,656
22,200	Unilever Plc - ADR (b)			733,710
10,000	Universal Corp.			466,000
109,204	Vector Group Ltd.			1,935,095
37,600	Wal-Mart Stores, Inc.			2,301,120
				35,052,533
ENERGY: 9.9%
4,400	Buckeye Partners LP			269,192
12,683	Chevron Corp.			1,360,125
25,300	Crestwood Midstream Partners LP			721,303
9,000	Dorchester Minerals LP			236,340
15,000	Enbridge Energy Partners LP			464,550
3,700	Energy Transfer Partners LP			173,567
27,092	Enterprise Products Partners LP			1,367,333
22,438	Exxon Mobil Corp.			1,946,048
5,700	Kinder Morgan Energy Partners LP			471,675
11,250	Nustar Energy LP			664,650
22,000	Occidental Petroleum Corp.			2,095,060
2,400	ONEOK Partners, LP			131,208
24,806	Penn West Energy Trust (b)			485,453
15,800	Plains All American Pipeline LP			1,239,510
6,500	Schlumberger Ltd. (b)			454,545
13,928	TransCanada Corp. (b)			598,904
				12,679,463
FINANCIALS: 2.8%
13,200	Arthur J. Gallagher & Co.			471,768
39,700	Cincinnati Financial Corp.			1,370,047
28,571	FirstMerit Corp.			481,707
25,935	NBT Bancorp, Inc.			572,645
6,067	Travelers Companies, Inc./The			359,166
10,000	U.S. Bancorp			316,800
				3,572,133
HEALTH CARE: 8.4%
31,500	Abbott Laboratories			1,930,635
64,500	Bristol-Myers Squibb Co.			2,176,875
36,900	Eli Lilly & Co.			1,485,963
30,000	GlaxoSmithKline PLC - ADR (b)			1,347,300
33,500	Johnson & Johnson			2,209,660
9,150	Merck & Co., Inc.			351,360
55,300	Pfizer Inc.			1,253,098
				10,754,891
INDUSTRIALS: 4.7%
5,400	3M Co.			481,734
3,600	Cooper Industries PLC - Class A (b)			230,220
25,000	Deluxe Corp.			585,500
31,000	Eaton Corp.			1,544,730
32,997	General Electric Co.			662,250
1,872	Honeywell International, Inc.			114,286
4,074	Landauer, Inc.			216,003
29,500	LyondellBasell Industries AF S.C.A. (b)			1,287,675
32,000	Olin Corp.			696,000
9,170	Weyerhaeuser Co.			201,006
				6,019,404
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 10.4%
49,300	AT&T, Inc.			1,539,639
27,000	Cellcom Israel Ltd. (b)			334,530
20,000	CenturyTel, Inc.			773,000
75,900	Consolidated Communications Holdings, Inc.			1,489,917
49,300	Deutsche Telekom AG - ADR (b)			594,065
65,000	Intel Corp.			1,827,150
4,500	International Business Machines Corp. (IBM)			938,925
85,500	Microsoft Corp.			2,757,375
10,000	Paychex, Inc.			309,900
33,367	Verizon Communications, Inc.			1,275,620
136,128	Windstream Corp.			1,594,059
				13,434,180
MATERIALS: 3.0%
36,000	Acadian Timber Corp. (b)			405,314
46,200	E. I. du Pont de Nemours & Co.			2,443,980
15,000	Nucor Corp.			644,250
12,128	Southern Copper Corp.			384,579
				3,878,123
REITS: 11.7%
17,229	Apartment Investment & Management Co. - Class A			455,018
8,914	Camden Property Trust			586,096
72,400	CommonWealth REIT			1,348,088
18,200	Entertainment Properties Trust			844,116
12,000	First Potomac Realty Trust			145,080
37,946	Health Care Property Investors, Inc.			1,497,349
11,612	Health Care REIT, Inc.			638,196
17,000	Healthcare Realty Trust, Inc.			374,000
17,385	Liberty Property Trust			620,992
35,000	Mack-Cali Realty Corp.			1,008,700
20,000	National Health Investors, Inc.			975,600
16,500	National Retail Properties Inc.			448,635
24,000	Plum Creek Timber Co., Inc.			997,440
13,000	Senior Housing Properties Trust			286,650
10,036	Sovran Self Storage, Inc.			500,094
27,984	Tanger Factory Outlet Centers, Inc.			831,964
39,632	Ventas, Inc.			2,262,987
42,115	Washington Real Estate Investment Trust			1,250,815
				15,071,820
SHIPPING & TRANSPORTATION: 0.6%
55,000	Chorus Aviation, Inc. (b)			191,889
42,370	Fly Leasing Ltd. - ADR (b)			517,338
				709,227
UTILITIES: 11.6%
28,200	Amerigas Partners LP			1,142,664
15,000	Atmos Energy Corp.			471,900
20,000	Brookfield Infrastructure Partners LP (b)			632,000
4,536	Cleco Corp.			179,853
9,506	Duke Energy Corp.			199,721
13,700	Entergy Corp.			920,640
13,752	EQT Corp.			662,984
7,300	Ferrellgas Partners LP			110,084
20,000	FirstEnergy Corp.			911,800
24,010	Hawaiian Electric Industries, Inc.			608,654
5,500	ITC Holdings Corp.			423,170
13,286	National Fuel Gas Co.			639,322
22,100	National Grid PLC - ADR (b)			1,115,608
20,000	NiSource Inc.			487,000
11,000	Northeast Utilities			408,320
8,396	Northwest Natural Gas Co.			381,178
16,000	NSTAR			778,080
4,000	OGE Energy Corp.			214,000
4,185	Pinnacle West Capital Corp.			200,462
12,000	Portland General Electric Co.			299,760
20,000	PPL Corporation			565,200
22,229	Progress Energy, Inc.			1,180,582
4,753	Spectra Energy Corp.			149,957
11,200	Suburban Propane Partners LP			481,600
11,000	UIL Holdings Corp.			382,360
19,318	United Utilities Group Plc - ADR (b)			373,803
27,500	Wisconsin Energy Corp.			967,450
				14,888,152
TOTAL COMMON STOCKS
	(Cost $103,522,503)			123,695,308

PREFERRED STOCKS: 1.4%
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 0.4%
10,000	Qwest Corp. (a)			250,000
10,000	Qwest Corp.			260,400
				510,400
REITS: 1.0%
10,000	CommonWealth REIT			251,500
10,000	First Potomac Realty Trust			250,100
10,000	National Retail Properties Inc. Series D (a)			254,000
10,000	Public Storage			252,100
1,760	Public Storage Series N			45,549
10,000	Public Storage Series Q			274,700
				1,327,949
TOTAL PREFERRED STOCKS
	(Cost $1,794,000)			1,838,349
Principal Amount		Coupon Rate	Maturity Date
ASSET BACKED SECURITY: 1.0%
$1,316,837	BT SPE, LLC (Acquired 07/06/2011, Cost $1,316,837) (d)	9.25%	06/06/2016	1,316,837
TOTAL ASSET BACKED SECURITY
	(Cost $1,316,837)			1,316,837

Shares
SHORT TERM INVESTMENT: 1.4%
MONEY MARKET INVESTMENT: 1.4%
1,792,232	First American Government Obligations Fund, 0.02% (c)			1,792,232
TOTAL SHORT TERM INVESTMENT
	(Cost $1,792,232)			1,792,232
TOTAL INVESTMENTS
	(Cost $108,425,572), 100.0%			128,642,726
LIABILITIES IN EXCESS OF OTHER ASSETS, 0.0%				(15,375)
TOTAL NET ASSETS, 100.0%				$128,627,351

(a)	Non Income Producing.
(b)	Foreign Security.
(c)	7-Day Yield.
(d)	Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 1.02% of net assets.
ADR	American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee (“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$7,635,382	$-	$-	$7,635,382
Consumer Staples	35,052,533	-	-	35,052,533
Energy	12,679,463	-	-	12,679,463
Financials	3,572,133	-	-	3,572,133
Health Care	10,754,891	-	-	10,754,891
Industrials	6,019,404	-	-	6,019,404
Information Technology & Telecommunication Services	13,434,180	-	-	13,434,180
Materials	3,878,123	-	-	3,878,123
REITs	15,071,820	-	-	15,071,820
Shipping & Transportation	709,227	-	-	709,227
Utilities	14,888,152	-	-	14,888,152
Total Common Stock	123,695,308	-	-	123,695,308

Preferred Stock
Information Technology & Telecommunication Services	510,400	-	-	510,400
REITs	1,327,949	-	-	1,327,949
Total Preferred Stock	1,838,349	-	-	1,838,349

Asset Backed Security	-	-	1,316,837	1,316,837

Short Term Investment	1,792,232	-	-	1,792,232

Total Investments in Securities	$127,325,889	$-	$1,316,837	$128,642,726

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,565,866
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	(249,029)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$1,316,837

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at 3/31/12	Valuation Techniques	Unobservable Inputs
BT SPE, LLC	1,316,837	Market Comparable	Cummulated Collections
			Cummulated Defaults
			Annualized Default Rate
			Cummulated Default Rate
			Pace of Collection
			Pace of Defaults
			Interest Rates

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value
CORPORATE BONDS: 75.4%
CONSUMER DISCRETIONARY: 5.4%
$700,000	American Axle & Manufacturing, Inc. (b)	7.875%		03/01/2017	$722,750
200,000	Best Buy Co., Inc.	3.750%		03/15/2016	201,664
250,000	Best Buy Co., Inc.	6.750%		07/15/2013	265,166
224,000	Cox Communications Inc.	6.850%		01/15/2018	258,864
231,000	Cox Communications Inc.	7.250%		11/15/2015	269,386
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	7.625%		05/15/2016	523,750
124,000	Gap, Inc./The, Callable 01/12/2021	5.950%		04/12/2021	125,134
250,000	Hasbro Inc.	6.125%		05/15/2014	271,898
10,000	Macy's Retail Holdings, Inc.	7.450%		10/15/2016	11,613
412,000	Netflix, Inc.	8.500%		11/15/2017	449,080
250,000	Royal Caribbean Cruises (c)	6.875%		12/01/2013	263,750
1,000,000	Scripps Networks Interactive, Inc.	2.700%		12/15/2016	1,034,764
150,000	Stanley Works	6.150%		10/01/2013	160,648
500,000	Toys 'R' Us, Inc. (b)	7.375%		10/15/2018	448,750
21,000	Toys 'R' Us Property Company II, LLC	8.500%		12/01/2017	21,919
500,000	Tupperware Brands Corp.	4.750%		06/01/2021	508,593
100,000	WPP Finance (UK) Corp. (c)	5.875%		06/15/2014	109,037
					5,646,766
CONSUMER STAPLES: 3.9%
323,000	B & G Foods, Inc., Callable 01/15/2014	7.625%		01/15/2018	346,821
500,000	Bunge Limited Finance Corp.	5.100%		07/15/2015	531,648
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013	268,265
105,000	Bunge Limited Finance Corp.	8.500%		06/15/2019	128,267
250,000	Campbell Soup Co.	8.875%		05/01/2021	356,873
500,000	Lorillard Tobacco Co.	8.125%		06/23/2019	620,798
250,000	PepsiAmericas Inc.	4.875%		01/15/2015	277,181
100,000	Reynolds American, Inc.	6.750%		06/15/2017	119,126
252,000	Reynolds American, Inc.	7.250%		06/01/2013	268,486
290,000	Reynolds American, Inc.	7.625%		06/01/2016	348,059
99,000	RJ Reynolds Tobacco Holdings	7.250%		06/01/2012	99,919
750,000	WM Wrigley Jr Co.	4.650%		07/15/2015	797,024
					4,162,467
ENERGY: 10.0%
477,000	Amerigas Partners LP	6.500%		05/20/2021	484,155
84,000	Boardwalk Pipelines LLC	5.200%		06/01/2018	89,346
221,000	Boardwalk Pipelines LLC	5.500%		02/01/2017	242,285
175,000	Boardwalk Pipelines LLC	5.750%		09/15/2019	190,230
146,000	Boardwalk Pipelines LLC	5.875%		11/15/2016	162,942
400,000	Buckeye Partners	4.625%		07/15/2013	412,283
155,000	Buckeye Partners	6.050%		01/15/2018	174,890
60,000	Copano Energy LLC/ Copano Energy Financial Co.	7.750%		06/01/2018	62,850
120,000	DCP Midstream Operating, LP	3.250%		10/01/2015	120,397
250,000	Ecopetrol S.A. (c)	7.625%		07/23/2019	308,125
20,000	Enbridge Energy Partners	5.350%		12/15/2014	21,762
191,000	Enbridge Energy Partners	5.875%		12/15/2016	220,108
426,000	Energy Transfer Partners	6.125%		02/15/2017	475,956
189,000	Energy Transfer Partners	9.000%		04/15/2019	234,385
330,000	Energy Transfer Partners	9.700%		03/15/2019	421,903
284,000	Kinder Morgan Energy Partners, LP (b)	5.625%		02/15/2015	315,226
135,000	Kinder Morgan Inc.	6.500%		09/01/2012	137,700
250,000	Massey Energy Co. Convertible	3.250%		08/01/2015	224,375
100,000	National Oilwell Varco, Inc., Callable 05/14/2012	6.125%		08/15/2015	102,363
200,000	Nustar Logistics LP	4.800%		09/01/2020	203,202
250,000	Nustar Logistics LP	7.650%		04/15/2018	295,934
300,000	Nustar Pipeline Opertations (b)	5.875%		06/01/2013	312,081
350,000	ONEOK Partners, LP, Callable 11/02/2021 (b)	4.250%		02/01/2022	354,248
396,000	Panhandle Eastern Pipeline	7.000%		06/15/2018	464,830
250,000	Petrobras International Finance Co. (b)(c)	5.750%		01/20/2020	276,950
205,000	Plains All American Pipeline	5.875%		08/15/2016	231,419
991,000	Sabine Pass LNG, LP	7.250%		11/30/2013	1,045,505
100,000	Sabine Pass LNG, LP	7.500%		11/30/2016	107,250
240,000	Spectra Energy Capital, LLC	5.500%		03/01/2014	255,430
745,000	Spectra Energy Capital, LLC	6.750%		07/15/2018	856,752
537,000	Targa Resources Partners	8.250%		07/01/2016	565,192
500,000	Transocean Inc. (c)	6.000%		03/15/2018	553,509
494,000	Transocean Inc. (b)(c)	7.375%		04/15/2018	568,050
					10,491,633
FINANCIALS: 18.4%
250,000	American Express Credit Co.	7.300%		08/20/2013	270,527
250,000	Axis Specialty Finance (c)	5.875%		06/01/2020	261,625
1,202,000	Bank of America Corp.	5.375%	(a)	06/30/2025	1,187,733
542,000	Bank of America Corp.	5.420%		03/15/2017	554,185
250,000	Bank of America Corp.	5.600%		02/15/2016	240,900
250,000	Bank of America Corp.	10.200%		07/15/2015	279,205
468,000	Bear Stearns Co. LLC	5.550%		01/22/2017	516,728
1,076,000	CNA Financial Corp.	6.950%		01/15/2018	1,184,441
313,000	Countrywide Financial Corp.	6.000%		08/26/2020	307,370
1,000,000	Dresdner Bank - New York (b)(c)	7.250%		09/15/2015	1,025,000
675,000	General Electric Capital Corp.	5.250%		01/15/2016	664,816
169,000	General Electric Capital Corp.	5.250%		02/15/2016	167,617
189,000	General Electric Capital Corp.	5.375%		02/15/2016	189,061
289,000	General Electric Capital Corp.	5.450%		01/15/2016	289,051
300,000	General Electric Capital Corp. (b)	5.625%		09/15/2017	349,255
283,000	General Electric Capital Corp.	5.625%		12/15/2017	279,473
484,000	Goldman Sachs Group, Inc.	5.000%		01/31/2027	467,761
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016	265,121
700,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017	735,263
550,000	Goldman Sachs Group, Inc.	6.250%		09/01/2017	602,849
250,000	International Lease Finance Corp.	6.100%		04/15/2014	253,958
250,000	International Lease Finance Corp.	6.375%		03/25/2013	256,875
600,000	Janus Capital Group Inc.	6.700%		06/15/2017	642,666
350,000	Jefferies Group Inc. (b)	5.875%		06/08/2014	364,582
150,000	JP Morgan Chase & Co.	5.300%		05/15/2018	150,043
20,000	Key Bank N.A.	5.700%		08/15/2012	20,365
400,000	Lehman Brothers Holdings, Inc. (d)	7.000%		09/28/2037	117,000
800,000	Lloyds TSB Bank PLC (b)(c)	4.875%		01/21/2016	829,470
950,000	Merrill Lynch & Co. Inc.	5.700%		05/02/2017	974,235
800,000	Moody's Corp.	5.500%		09/01/2020	837,318
250,000	Morgan Stanley	4.750%		04/01/2014	254,091
210,000	Morgan Stanley	5.375%		10/15/2015	216,930
1,348,000	Morgan Stanley	5.375%	(a)	05/26/2025	1,329,061
100,000	Morgan Stanley	5.450%		01/09/2017	102,125
600,000	Morgan Stanley	6.000%		04/28/2015	628,009
190,000	NASDAQ OMX Group, Inc./The	5.550%		01/15/2020	194,932
40,000	Progressive Corp.	7.000%		10/01/2013	43,496
250,000	Protective Life Corp.	6.400%		01/15/2018	283,086
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013	263,441
355,000	Silicon Valley Bank	6.050%		06/01/2017	388,215
175,000	UBS AG (c)	7.375%		07/15/2015	190,693
388,000	UBS AG (c)	7.375%		06/15/2017	438,725
235,000	Wells Fargo & Co.	2.625%		12/15/2016	240,276
100,000	Wells Fargo Bank NA	5.750%		05/16/2016	111,549
315,000	Wilmington Trust Corp.	8.500%		04/02/2018	374,694
					19,343,816
HEALTH CARE: 0.3%
250,000	Boston Scientific Corp.	4.500%		01/15/2015	268,179
INDUSTRIALS: 4.1%
405,000	Avery Dennison Corp.	5.375%		04/15/2020	414,453
250,000	Caterpillar Inc.	7.000%		12/15/2013	276,623
388,000	CNH America LLC	7.250%		01/15/2016	425,830
465,000	Embraer Overseas Ltd. (b)(c)	6.375%		01/24/2017	517,312
250,000	IDEX Corp. (b)	4.200%		12/15/2021	251,587
250,000	Ingersoll - Rand Global Holding Co. (c)	9.500%		04/15/2014	288,059
500,000	Joy Global Inc.	6.000%		11/15/2016	564,808
250,000	Lennox International Inc.	4.900%		05/15/2017	261,338
148,000	Manitowoc Co. Inc./The (b)	9.500%		02/15/2018	163,540
620,000	Owens Corning Inc.	6.500%		12/01/2016	688,801
250,000	Worthington Industries	6.500%		04/15/2020	269,104
200,000	Xylem Inc.	3.550%		09/20/2016	206,485
					4,327,940
INFORMATION TECHNOLOGY: 4.2%
256,000	Advanced Micro Devices, Inc.	6.000%		05/01/2015	266,240
1,000,000	Advanced Micro Devices, Inc., Callable 12/15/2013	8.125%		12/15/2017	1,100,000
400,000	Arrow Electronics Inc.	6.875%		06/01/2018	461,677
128,000	Avnet Inc.	6.625%		09/15/2016	145,060
130,000	Brocade Communications Systems, Inc., Callable 01/15/2013	6.625%		01/15/2018	136,500
225,000	Cardtronics, Inc.	8.250%		09/01/2018	247,781
550,000	Computer Sciences Corp. (b)	5.000%		02/15/2013	570,625
129,000	Corning Inc.	6.200%		03/15/2016	145,316
35,000	Corning Inc.	8.875%		03/15/2016	42,494
200,000	KLA-Tencor Corp.	6.900%		05/01/2018	238,461
258,000	Linear Technology Corp.	3.000%		05/01/2027	274,448
850,000	Nokia OYJ (c)	5.375%		05/15/2019	840,416
					4,469,018
MATERIALS: 8.4%
200,000	Alcoa Inc. (b)	5.720%		02/23/2019	213,106
700,000	Alcoa Inc. (b)	6.750%		07/15/2018	797,919
675,000	AngloGold Ashanti Holdings PLC (c)	5.375%		04/15/2020	694,799
250,000	Arcelormittal (c)	5.375%		06/01/2013	259,466
800,000	Arcelormittal (b)(c)	6.125%		06/01/2018	840,566
400,000	Arcelormittal (b)(c)	9.000%		02/15/2015	459,945
300,000	Cabot Corp.	5.000%		10/01/2016	326,063
500,000	International Paper Co. (b)	5.500%		01/15/2014	520,509
100,000	Rio Tinto Finance USA Ltd. (c)	8.950%		05/01/2014	115,928
150,000	RPM International Inc.	6.125%		10/15/2019	164,238
380,000	Southern Copper Corp. (b)	6.375%		07/27/2015	426,457
100,000	Vale Inco Ltd. (c)	5.700%		10/15/2015	110,371
350,000	Vale Overseas Ltd. (b)(c)	5.625%		09/15/2019	391,133
1,000,000	Vulcan Materials (b)	6.400%		11/30/2017	1,048,750
1,010,000	Xstrata Canada Corp. (c)	5.500%		06/15/2017	1,132,073
1,192,000	Xstrata Canada Corp. (c)	6.000%		10/15/2015	1,314,890
					8,816,213
REITS: 6.9%
500,000	BioMed Realty, LP	3.850%		04/15/2016	516,556
250,000	HCP, Inc.	5.650%		12/15/2013	265,240
215,000	HCP, Inc.	6.000%		03/01/2015	229,389
350,000	HCP, Inc.	6.000%		01/30/2017	388,956
462,000	HCP, Inc.	6.300%		09/15/2016	518,436
268,000	Health Care REIT, Inc. (b)	5.875%		05/15/2015	291,349
695,000	Healthcare Realty Trust, Inc.	5.125%		04/01/2014	724,331
250,000	Healthcare Realty Trust, Inc.	6.500%		01/17/2017	274,086
20,000	HRPT Properties Trust	6.250%		08/15/2016	21,173
46,000	HRPT Properties Trust	6.400%		02/15/2015	48,573
113,000	HRPT Properties Trust	6.500%		01/15/2013	113,652
300,000	HRPT Properties Trust	6.650%		01/15/2018	322,656
177,000	Liberty Property LP	7.500%		01/15/2018	207,481
300,000	National Retail Properties Inc.	6.875%		10/15/2017	342,059
250,000	Nationwide Health Properties, Inc.	6.250%		02/01/2013	258,845
271,000	ProLogis	7.375%		10/30/2019	316,389
129,000	Realty Income Corp.	5.950%		09/15/2016	143,188
500,000	Senior Housing Properties Trust	4.300%		01/15/2016	499,592
500,000	Senior Housing Properties Trust	6.750%		12/15/2021	530,436
408,000	Simon Property Group LP (b)	5.750%		12/01/2015	460,071
600,000	Simon Property Group LP	6.100%		05/01/2016	690,160
115,000	Tanger Properties LP	6.150%		11/15/2015	128,250
					7,290,868
SHIPPING & TRANSPORTATION: 1.3%
675,290	FedEx Corp.	7.020%		01/15/2016	749,571
170,000	GATX Corp.	6.000%		02/15/2018	188,806
49,000	Ship Finance International Ltd. (c)	8.500%		12/15/2013	49,000
400,000	Union Pacific Corp.	4.875%		01/15/2015	438,851
					1,426,228
TELECOMMUNICATION SERVICES: 4.4%
186,000	America Movil, SAB De CV (c)	5.750%		01/15/2015	207,035
100,000	Qwest Corp. (b)	6.500%		06/01/2017	113,027
252,000	Qwest Corp.	8.375%		05/01/2016	301,120
500,000	Telecom Italia Capital (c)	4.950%		09/30/2014	515,000
300,000	Telecom Italia Capital (b)(c)	5.250%		11/15/2013	308,250
700,000	Telecom Italia Capital (c)	5.250%		10/01/2015	722,750
600,000	Telecom Italia Capital (c)	6.999%		06/04/2018	639,000
270,000	Telefonica Emisiones S.A.U. (c)	3.729%		04/27/2015	269,013
500,000	Telefonica Emisiones S.A.U. (c)	3.992%		02/16/2016	497,679
335,000	Telefonica Emisiones S.A.U. (c)	4.949%		01/15/2015	345,440
286,000	Telefonica Emisiones S.A.U. (b)(c)	6.221%		07/03/2017	302,294
95,000	Telefonica Emisiones S.A.U. (c)	6.421%		06/20/2016	101,277
250,000	Verizon New England Inc.	4.750%		10/01/2013	262,975
					4,584,860
UTILITIES: 8.1%
61,000	AES Gener S.A. (c)	7.500%		03/25/2014	66,337
310,000	American Water Capital Corp.	6.085%		10/15/2017	360,595
44,000	Arizona Public Service Co.	6.250%		08/01/2016	51,566
128,000	British Transco Finance, Inc. (c)	6.625%		06/01/2018	152,148
10,000	Cleveland Electric Illuminating Co./The	5.700%		04/01/2017	11,110
10,000	Cleveland Electric Illuminating Co./The	7.880%		11/01/2017	12,446
250,000	Commonwealth Edison	4.700%		04/15/2015	274,739
263,000	Enersis SA (c)	7.375%		01/15/2014	285,284
39,000	Entergy Mississippi, Inc.	4.950%		06/01/2018	39,011
540,000	Entergy Mississippi, Inc.	6.640%		07/01/2019	635,580
250,000	Entergy New Orleans Inc.	5.250%		08/01/2013	261,647
190,000	Entergy Texas, Inc.	7.125%		02/01/2019	226,168
265,000	Jersey Central Power & Light	5.625%		05/01/2016	297,742
500,000	National Fuel Gas Co.	4.900%		12/01/2021	516,437
270,000	National Grid PLC (c)	6.300%		08/01/2016	311,537
300,000	National Rural Utilities	6.550%		11/01/2018	357,744
266,000	Nisource Finance Corp.	5.400%		07/15/2014	289,242
163,000	Nisource Finance Corp.	7.860%		03/27/2017	189,781
440,000	Northern Indiana Public Services	7.590%		06/12/2017	521,935
236,000	Ohio Edison	5.450%		05/01/2015	259,005
217,000	Ohio Edison	6.400%		07/15/2016	248,560
305,000	Pacificorp, Callable 11/01/2021	2.950%		02/01/2022	300,678
500,000	Pacificorp	5.450%		09/15/2013	532,800
15,000	Pennsylvania Electric Co.	6.625%		04/01/2019	16,925
105,000	PPL Energy Supply, LLC	6.200%		05/15/2016	118,900
62,000	PPL Energy Supply, LLC	6.500%		05/01/2018	71,650
500,000	Puget Energy, Inc.	6.000%		09/01/2021	532,115
57,000	Puget Sound Energy, Inc.	6.740%		06/15/2018	67,847
500,000	Southwestern Electric Power, Callable 11/15/2021	3.550%		02/15/2022	491,065
581,000	Southwestern Electric Power	5.875%		03/01/2018	668,363
250,000	Southwestern Public Service	8.750%		12/01/2018	335,024
10,000	Xcel Energy Inc.	5.613%		04/01/2017	11,492
					8,515,473
TOTAL CORPORATE BONDS
	(Cost $76,297,885)				79,343,461

ASSET BACKED SECURITY: 2.5%
2,633,673	BT SPE, LLC (Acquired 07/06/2011, Cost $2,633,673) (g)	9.250%		06/06/2016	2,633,673
TOTAL ASSET BACKED SECURITY: 2.5%
	(Cost $2,633,673)				2,633,673

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.8%
Federal Home Loan Bank: 1.0%
800,000		4.200%	01/28/2020		822,366
50,000		4.375%	04/16/2020		50,068
225,000		5.500%	08/20/2018		239,274
					1,111,708
Federal Home Loan Mortgage Corporation: 8.3%
1,000,000		3.750%	02/27/2032		988,449
4,750,000		3.800%	02/27/2032		4,708,917
2,000,000		3.800%	02/27/2032		1,979,262
1,000,000		3.800%	03/22/2032		984,067
70,093		5.500%	05/01/2037		76,291
					8,736,986
Federal Home Loan Mortgage Corporation Mortgage Backed Securities: 0.1%
15,716	Series R006, Class AK	5.750%	12/15/2018		16,024
51,767	Series 3165, Class GC	6.000%	05/15/2032		51,835
					67,859
Federal National Mortgage Association: 0.4%
395,000		4.000%	11/18/2026		395,445
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $10,338,441)				10,311,998

Shares
PREFERRED STOCKS: 4.2%
CLOSED END: 0.2%
10	Advent Claymore Convertable Security (h)		1.441%	(a)	250,000
FINANCIALS: 1.0%
30,000	HSBC Holdings PLC (c)		8.000%		819,300
10,000	JPM Chase Capital XXVIII, Callable 12/22/2014		7.200%	(a)	255,200
					1,074,500
REITS: 1.2%
10,000	Digital Realty Trust, Inc. Series F, Callable 04/05/2017		6.625%		247,800
20,000	National Retail Properties Inc. Series D, Callable 02/23/2017		6.625%		508,000
20,000	Realty Income Corp. Series F, Callable 02/15/2017		6.625%		509,000
					1,264,800
TELECOMMUNICATION SERVICES: 1.3%
20,000	Qwest Corp.		7.375%		520,800
20,000	Qwest Corp.		7.500%		522,200
10,000	United States Cellular Corp.		6.950%		260,800
					1,303,800
UTILITIES: 0.5%
20,000	DTE Energy Co.		6.500%		545,400
TOTAL PREFERRED STOCKS
	(Cost $4,248,000)				4,438,500

Principal Amount
SHORT TERM INVESTMENTS: 7.1%
CORPORATE BONDS: 5.8%
$300,000	Agilent Technologies, Inc.	4.450%	09/14/2012		304,471
50,000	General Electric Capital Corp. (b)	4.250%	06/15/2012		50,362
250,000	M&I Marshall & Ilsley Bank	5.250%	09/04/2012		254,241
349,000	Morgan Stanley	5.750%	08/31/2012		355,872
105,000	NSTAR Electric Co.	4.875%	10/15/2012		107,391
30,000	PepsiCo Capital Resources, Inc. (f)	0.000%	04/01/2012		30,000
1,534,000	Plains All American Pipeline	4.250%	09/01/2012		1,552,626
238,000	Reynolds American, Inc.	7.250%	06/01/2012		240,208
265,000	Transcontinental Gas Pipe Line Co., LLC	8.875%	07/15/2012		270,884
350,000	Tyco Electronics Group S.A. (c)	6.000%	10/01/2012		359,207
1,206,000	UST Inc.	6.625%	07/15/2012		1,226,266
200,000	Waste Management, Inc.	6.375%	11/15/2012		206,724
1,150,000	Whirlpool Corp.	8.000%	05/01/2012		1,155,850
					6,114,102

Shares
MONEY MARKET INVESTMENTS: 1.3%
1,385,206	First American Government Obligations Fund, 0.02% (e)	1,385,206
TOTAL SHORT TERM INVESTMENTS
	(Cost $7,488,287)	7,499,308
INVESTMENTS PUCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 9.9%
MONEY MARKET INVESTMENT: 9.9%
10,420,581	Mount Vernon Securities Lending Trust Prime Portfolio, 0.32% (e)	10,420,581

TOTAL INVESTMENTS PUCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $10,420,581)	10,420,581

TOTAL INVESTMENTS
	(Cost $111,426,867), 108.9%	114,647,521
LIABILITIES IN EXCESS OF OTHER ASSETS, (8.9)%		(9,359,721)
TOTAL NET ASSETS, 100.0%		$105,287,800

(a) Variable Rate.
(b) This security or portion of this security is out on loan at March 31, 2012.
(c) U.S. Dollar-denominated foreign security.
(d) Defaulted security that is comprised of of 0.11% of net assets.
(e) 7-Day Yield.
(f) Non Income Producing.
(g) Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 2.50% of net assets.
(h) Illiquid security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 0.24% of net assets.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee (“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the\ Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total

Preferred Stocks
Closed End Funds	$-	$-	$250,000	$250,000
Financials	1,074,500	-	-	1,074,500
REITs	1,264,800	-	-	1,264,800
Telecommunication Services	1,303,800	-	-	1,303,800
Utilities	545,400	-	-	545,400
Total Preferred Stocks	4,188,500	-	250,000	4,438,500

Fixed Income
Corporate Bonds	-	79,343,461	-	79,343,461
Asset Backed Security	-	-	2,633,673	2,633,673
U.S. Government Agency Obligations	-	10,311,998	-	10,311,998
Total Fixed Income	-	89,655,459	2,633,673	92,289,132

Short Term Investment	1,385,206	6,114,102	-	7,499,308

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	10,420,581	-	-	10,420,581

Total Investments in Securities	$15,994,287	$95,769,561	$2,883,673	$114,647,521

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$3,381,731
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	(498,058)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2012	$2,883,673

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at 3/31/12	Valuation Techniques	Unobservable Inputs
BT SPE, LLC	2,883,673	Market Comparable	Cummulated Collections
			Cummulated Defaults
			Annualized Default Rate
			Cummulated Default Rate
			Pace of Collection
			Pace of Defaults
			Interest Rates

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
March 31, 2012 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Value
CORPORATE BONDS: 53.1%
AEROSPACE/DEFENSE: 0.3%
$300,000	Altegrity Inc. (Acquired 09/29/2010 and 02/08/2011, Cost $98,426 and $213,612, respectively) (c)(e)(f)(g)	11.750%	05/01/2016	$284,250
100,000	Mantech International Corp., Callable 04/15/2014	7.250%	04/15/2018	106,500
300,000	Sequa Corp. (Acquired 10/26/2011 and 10/31/2011, Cost $211,451 and $105,617, respectively), Callable 12/01/2012 (c)(e)(g)	11.750%	12/01/2015	318,750
150,000	Sequa Corp. (Acquired 10/24/2011, Cost $159,626), Callable 12/01/2012 (c)(e)(g)	13.500%	12/01/2015	159,188
775,000	Transdigm Inc., Callable 12/15/2014	7.750%	12/15/2018	838,937
				1,707,625
AUTOMOTIVE: 3.9%
800,000	Affinia Group Inc., Callable 11/30/2012	9.000%	11/30/2014	808,000
270,000	Affinia Group Inc. (Acquired 08/06/2009 - 12/07/2009, Aggregate Cost $285,589), Callable 08/15/2012 (c)(e)(g)	10.750%	08/15/2016	295,650
650,000	Allison Transmission, Inc. (Acquired 04/27/2011 - 12/01/2011, Aggregate Cost $627,676), Callable 05/15/2015 (c)(e)(g)	7.125%	05/15/2019	672,750
1,175,000	American Axle & Manufacturing Holdings, Inc.	7.750%	11/15/2019	1,254,313
225,000	American Axle & Manufacturing Holdings, Inc. (Acquired 12/10/2009 and 07/20/2010, Cost $24,679 and $209,437, respectively), Callable 01/15/2014 (c)(e)(g)	9.250%	01/15/2017	251,438
500,000	ArvinMeritor Inc., Callable 03/15/2014	10.625%	03/15/2018	537,500
325,000	Chrysler Group LLC/CG Co-Issuer Inc., Callable 06/15/2015	8.000%	06/15/2019	326,625
1,225,000	Chrysler Group LLC/CG Co-Issuer Inc., Callable 06/15/2016	8.250%	06/15/2021	1,237,250
350,000	Cooper-Standard Automotive, Callable 05/01/2014	8.500%	05/01/2018	376,250
1,050,000	Exide Technologies, Callable 02/01/2015	8.625%	02/01/2018	879,375
900,000	Ford Motor Credit Co. LLC	3.875%	01/15/2015	908,786
1,425,000	Ford Motor Credit Co. LLC	4.250%	02/03/2017	1,440,315
900,000	Ford Motor Credit Co. LLC	5.000%	05/15/2018	932,270
350,000	Ford Motor Credit Co. LLC	5.875%	08/02/2021	377,507
225,000	Ford Motor Credit Co. LLC	6.625%	08/15/2017	249,330
450,000	Ford Motor Credit Co. LLC	7.500%	08/01/2012	456,713
800,000	Ford Motor Credit Co. LLC	8.000%	06/01/2014	880,684
475,000	Ford Motor Credit Co. LLC	8.000%	12/15/2016	550,717
125,000	Ford Motor Credit Co. LLC	8.125%	01/15/2020	151,093
450,000	IDQ Holdings Inc. (Acquired 03/20/2012 and 03/21/2012, Cost $318,514 and $128,118, respectively), Callable 10/01/2014 (c)(e)(g)	11.500%	04/01/2017	461,250
1,100,000	International Automotive Components Group SL (Acquired 05/26/2011 - 02/23/2012, Aggregate Cost $1,062,871), Callable 06/01/2015 (b)(c)(e)(g)	9.125%	06/01/2018	957,000
50,000	Jaguar Land Rover PLC (Acquired 05/12/2011, Cost $50,000), Callable 05/15/2014 (b)(c)(e)(g)	7.750%	05/15/2018	51,250
1,250,000	Jaguar Land Rover PLC (Acquired 05/12/2011 - 03/27/2012, Aggregate Cost $1,222,289), Callable 05/15/2016 (b)(c)(e)(g)	8.125%	05/15/2021	1,281,250
350,000	Lear Corp., Callable 03/15/2014	7.875%	03/15/2018	381,500
292,000	Navistar International Corp., Callable 11/01/2014	8.250%	11/01/2021	318,280
975,000	Pittsburgh Glass Works, LLC (Acquired 04/08/2011 - 01/18/2012, Aggregate Cost $967,454), Callable 04/15/2013 (c)(e)(g)	8.500%	04/15/2016	970,125
400,000	Schaeffler Finance BV (Acquired 02/02/2012 and 02/21/2012, Cost $197,962 and $210,318, respectively) (b)(c)(e)(g)	7.750%	02/15/2017	423,000
925,000	Schaeffler Finance BV (Acquired 02/06/2012 - 03/20/2012, Aggregate Cost $986,209), Callable 02/15/2015 (b)(c)(e)(g)	8.500%	02/15/2019	987,438
300,000	Stoneridge, Inc. (Acquired 09/24/2010 and 10/01/2010, Cost $250,000 and $51,777, respectivey), Callable 10/15/2014 (c)(e)(g)	9.500%	10/15/2017	318,375
275,000	Tenneco Inc., Callable 12/15/2015	6.875%	12/15/2020	295,625
50,000	Tenneco Inc., Callable 08/15/2014	7.750%	08/15/2018	54,000
725,000	Tomkins LLC / Tomkins Inc., Callable 10/01/2014	9.000%	10/01/2018	802,938
225,000	Tower Automotive, Inc. (Acquired 08/13/2010 and 10/20/2010, Cost $146,282 and $79,108, respectively), Callable 09/01/2014 (c)(e)(g)	10.625%	09/01/2017	244,125
1,400,000	UCI International, Inc., Callable 02/15/2015	8.625%	02/15/2019	1,438,499
				21,571,221
BUILDING MATERIALS: 1.1%
400,000	Associated Materials LLC, Callable 11/01/2013	9.125%	11/01/2017	389,000
275,000	Building Materials Corp. (Acquired 04/26/2011 and 09/14/2011, Cost $173,436 and $97,140, respectively), Callable 05/01/2016 (c)(e)(g)	6.750%	05/01/2021	291,844
100,000	Building Materials Corp. (Acquired 03/09/2010, Cost $99,135), Callable 03/15/2015 (c)(e)(g)	7.500%	03/15/2020	106,000
525,000	Interline Brands, Inc., Callable 11/15/2013	7.000%	11/15/2018	553,875
1,075,000	Masonite International Corp. (Acquired 04/08/2011 - 03/06/2012, Aggregate Cost $1,089,190), Callable 04/15/2015 (b)(c)(e)(g)	8.250%	04/15/2021	1,118,000
775,000	Norcraft Holdings, Callable 12/15/2012	10.500%	12/15/2015	680,063
900,000	Nortek Inc., Callable 04/15/2016	8.500%	04/15/2021	891,000
525,000	Nortek Inc., Callable 12/01/2014	10.000%	12/01/2018	556,500
1,175,000	Ply Gem Industries, Inc., Callable 02/15/2014	8.250%	02/15/2018	1,182,343
450,000	Rexel SA (Acquired 03/21/2012, Cost $450,000), Callable 12/15/2015 (b)(c)(e)(g)	6.125%	12/15/2019	455,625
				6,224,250
CHEMICALS: 1.3%
250,000	Compass Minerals International, Inc., Callable 06/01/2014	8.000%		06/01/2019	271,250
1,025,000	Ferro Corp., Callable 08/15/2014	7.875%		08/15/2018	1,045,500
725,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia, Callable 02/01/2014	8.875%		02/01/2018	750,375
675,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia, Callable 11/15/2015	9.000%		11/15/2020	627,750
725,000	Huntsman International LLC	5.500%		06/30/2016	724,094
150,000	Huntsman International LLC, Callable 03/15/2015	8.625%		03/15/2020	167,625
500,000	Huntsman International LLC, Callable 09/15/2015	8.625%		03/15/2021	561,250
525,000	Koppers Inc., Callable 12/01/2014	7.875%		12/01/2019	560,438
625,000	Momentive Performance Materials Inc., Callable 01/15/2016	9.000%		01/15/2021	546,875
875,000	OMNOVA Solutions Inc., Callable 11/01/2014	7.875%		11/01/2018	837,813
625,000	Oxea Finance (Acquired 07/09/2010 - 01/06/2012, Aggregate Cost $631,271), Callable 07/15/2013 (b)(c)(e)(g)	9.500%		07/15/2017	668,750
100,000	Solutia, Inc., Callable 03/15/2015	7.875%		03/15/2020	117,250
450,000	Solutia, Inc., Callable 11/01/2013	8.750%		11/01/2017	510,188
					7,389,158
CONSTRUCTION MACHINERY: 0.5%
250,000	RSC Equipment Rental Inc., Callable 02/01/2016	8.250%		02/01/2021	266,250
425,000	RSC Equipment Rental Inc. (Acquired 07/13/2009 - 09/15/2009, Aggregate Cost $440,572), Callable 07/15/2013 (c)(e)(g)	10.000%		07/15/2017	493,000
100,000	RSC Equipment Rental Inc., Callable 11/15/2014	10.250%		11/15/2019	112,000
875,000	United Rentals North America, Callable 09/15/2015	8.375%		09/15/2020	905,625
300,000	UR Financing Escrow Corp. (Acquired 02/24/2012, Cost $300,000), Callable 07/15/2015 (c)(e)(g)	5.750%		07/15/2018	307,125
300,000	UR Financing Escrow Corp. (Acquired 02/24/2012, Cost $300,000), Callable 05/15/2016 (c)(e)(g)	7.375%		05/15/2020	306,750
300,000	UR Financing Escrow Corp. (Acquired 02/24/2012, Cost $300,000), Callable 04/15/2017 (c)(e)(g)	7.625%		04/15/2022	308,250
					2,699,000
CONSUMER PRODUCTS: 1.9%
325,000	Easton-Bell Sports Inc., Callable 12/01/2012	9.750%		12/01/2016	359,531
500,000	Grupo Famsa S.A.B de C.V., Callable 07/20/2013 (b)	11.000%		07/20/2015	522,500
950,000	Jarden Corp.	7.500%		05/01/2017	1,044,999
200,000	Jarden Corp., Callable 05/01/2013	8.000%		05/01/2016	216,250
660,000	Libbey Glass Inc., Callable 08/15/2012	10.000%		02/15/2015	705,375
300,000	Prestige Brands, Inc. (Acquired 01/24/2012 and 01/26/2012, Cost $100,000 and $208,353, respectively), Callable 02/01/2016 (c)(e)(g)	8.125%		02/01/2020	325,125
775,000	Prestige Brands, Inc., Callable 04/01/2014	8.250%		04/01/2018	846,688
250,000	Scotts Miracle-Gro Co./The, Callable 12/15/2015	6.625%		12/15/2020	263,125
1,325,000	Sealy Mattress Co., Callable 06/15/2012	8.250%		06/15/2014	1,298,500
168,000	Sealy Mattress Co. (Acquired 07/13/2009 and 09/03/2009, Cost $96,599 and 78,961, respectively), Callable 04/15/2012 (c)(e)(g)	10.875%		04/15/2016	182,282
400,000	ServiceMaster Co./The	7.100%		03/01/2018	377,000
150,000	ServiceMaster Co./The	7.450%		08/15/2027	127,875
700,000	ServiceMaster Co./The (Acquired 02/02/2012 - 02/22/2012, Aggregate Cost $721,185), Callable 02/15/2015 (c)(e)(g)	8.000%		02/15/2020	745,500
875,000	Simmons Bedding Co. (Acquired 02/02/2010 - 12/02/2011, Aggregate Cost $916,856), Callable 06/18/2012 (c)(e)(g)	11.250%		07/15/2015	904,540
775,000	Spectrum Brands Inc., Callable 03/15/2015 (c)(g)	6.750%		03/15/2020	782,750
250,000	Spectrum Brands Inc. (Acquired 11/02/2011, Cost $270,281), Callable 06/15/2014 (c)(e)(g)	9.500%		06/15/2018	281,875
225,000	Spectrum Brands Inc., Callable 06/15/2014	9.500%		06/15/2018	253,688
1,000,000	Visant Corp., Callable 10/01/2013	10.000%		10/01/2017	933,750
					10,171,353
DIVERSIFIED MANUFACTURING / OPERATIONS: 0.4%
1,100,000	Dubai Holding Commercial Operations Ltd. (b)	6.000%		02/01/2017	1,480,038
3,500,000	TID Global Sukuk I Ltd. (b)(f)(j)	2.210%	(a)	03/20/2012	770,000
					2,250,038

ENERGY: 4.5%
400,000	Alliance Oil Co. Ltd. (b)	9.875%		03/11/2015	425,200
1,000,000	Altus Capital Pte Ltd., Callable 02/10/2013 (b)	12.875%		02/10/2015	1,022,346
650,000	ATP Oil & Gas Corp., Callable 05/01/2013	11.875%		05/01/2015	474,500
525,000	Basic Energy Services, Callable 04/15/2012	7.125%		04/15/2016	532,875
600,000	Basic Energy Services, Callable 02/15/2015	7.750%		02/15/2019	615,000
700,000	Berry Petroleum Co., Callable 03/15/2017	6.375%		09/15/2022	719,250
75,000	Berry Petroleum Co., Callable 11/01/2015	6.750%		11/01/2020	79,313
925,000	Chaparral Energy, Inc., Callable 10/01/2015	9.875%		10/01/2020	1,031,374
1,500,000	Chesapeake Energy Corp., Callable 11/15/2012	6.775%		03/15/2019	1,488,750
100,000	Chesapeake Energy Corp., Callable 08/15/2013	6.875%		08/15/2018	103,000
275,000	Chesapeake Midstream Partners (Acquired 01/06/2012, Cost $275,000), Callable 01/15/2017 (c)(e)(g)	6.125%		07/15/2022	277,063
450,000	Chesapeake Oilfield Services Co. (Acquired 10/25/2011 and 11/30/2011, Cost $225,000 and 223,594, respectively), Callable 11/15/2015 (c)(e)(g)	6.625%		11/15/2019	446,625
950,000	Cie Generale de Geophysique, Callable 06/01/2016 (b)	6.500%		06/01/2021	969,000
200,000	Cie Generale de Geophysique, Callable 05/15/2012 (b)	7.750%		05/15/2017	208,000
75,000	Cie Generale de Geophysique, Callable 05/15/2013 (b)	9.500%		05/15/2016	82,500
275,000	Cimarex Energy Co., Callable 05/01/2017	5.875%		05/01/2022	280,500
500,000	Coffeyville Resources (Acquired 03/25/2010 - 01/28/2011, Aggregate Cost $511,632), Callable 04/01/2013 (c)(e)(g)	10.875%		04/01/2017	562,500
400,000	Comstock Resources, Inc., Callable 04/01/2015	7.750%		04/01/2019	372,000
250,000	Concho Resources Inc., Callable 01/15/2016	7.000%		01/15/2021	268,125
550,000	Copano Energy LLC / Copano Energy Finance Co., Callable 04/01/2016	7.125%		04/01/2021	578,875
75,000	Denbury Resources Inc., Callable 08/15/2016	6.375%		08/15/2021	79,313
375,000	Denbury Resources Inc., Callable 02/15/2015	8.250%		02/15/2020	419,063
75,000	Denbury Resources Inc., Callable 03/01/2013	9.750%		03/01/2016	82,313
200,000	Energy XXI Gulf Coast, Inc., Callable 06/15/2015	7.750%		06/15/2019	206,000
800,000	Energy XXI Gulf Coast, Inc., Callable 12/15/2014	9.250%		12/15/2017	865,999
575,000	EXCO Resources, Inc., Callable 09/15/2014	7.500%		09/15/2018	511,750
875,000	Forbes Energy Services Ltd., Callable 06/15/2015	9.000%		06/15/2019	853,124
500,000	Key Energy Services, Inc. (Acquired 03/05/2012, Cost $512,433), Callable 03/01/2016 (c)(e)(g)	6.750%		03/01/2021	511,250
325,000	Linn Energy LLC/Finance Corp., Callable 09/15/2015	7.750%		02/01/2021	337,188
450,000	Linn Energy LLC/Finance Corp., Callable 04/15/2015	8.625%		04/15/2020	484,875
200,000	Lone Pine Resources Canada Ltd. (Acquired 02/09/2012, Cost $197,212), Callable 02/15/2015 (b)(c)(e)(g)	10.375%		02/15/2017	209,250
1,000,000	MIE Holdings Corp., Callable 05/12/2014 (b)	9.750%		05/12/2016	990,000
525,000	Oasis Petroleum, Inc., Callable 11/01/2016	6.500%		11/01/2021	527,625
825,000	PHI, Inc., Callable 10/15/2014	8.625%		10/15/2018	845,625
675,000	Plains Exploration & Production Co., Callable 02/01/2017	6.750%		02/01/2022	705,375
500,000	Range Resources Corp., Callable 02/15/2017	5.000%		08/15/2022	493,750
1,000,000	Sea Trucks Group (b)(f)	10.000%	(a)	01/31/2015	900,000
150,000	SESI, LLC., Callable 05/01/2015	6.375%		05/01/2019	159,000
700,000	SESI, LLC. (Acquired 11/21/2011 and 12/02/2011, Cost $500,000 and $205,623, respectively), Callable 12/15/2016 (c)(e)(g)	7.125%		12/15/2021	756,000
150,000	SM Energy Co., Callable 11/15/2016	6.500%		11/15/2021	159,750
450,000	Vanguard Natural Resources/Vanguard Natural Resources Finance, Callable 04/01/2016	7.875%		04/01/2020	448,596
2,000,000	Vedanta Resources Jersey II Ltd. (b)	4.000%		03/30/2017	1,919,999
475,000	W&T Offshore, Inc., Callable 06/15/2015	8.500%		06/15/2019	502,313
1,000,000	Zhaikmunai LLP, Callable 10/19/2013 (b)	10.500%		10/19/2015	1,054,203
					24,559,157
ENTERTAINMENT: 0.4%
625,000	Cedar Fair LP, Callable 08/01/2014	9.125%		08/01/2018	701,563
375,000	Cinemark USA Inc., Callable 06/15/2016	7.375%		06/15/2021	402,188
500,000	Cinemark USA Inc., Callable 06/15/2014	8.625%		06/15/2019	554,999
475,000	Regal Cinemas Corp., Callable 07/15/2014	8.625%		07/15/2019	518,938
					2,177,688

FINANCIAL INSTITUTIONS/SERVICES: 5.3%
475,000	Ally Financial Inc.	4.500%		02/11/2014	475,594
300,000	Ally Financial Inc.	5.500%		02/15/2017	300,357
775,000	Ally Financial Inc.	6.250%		12/01/2017	798,046
850,000	Ally Financial Inc.	7.500%		09/15/2020	918,000
575,000	Ally Financial Inc.	8.000%		03/15/2020	639,688
1,575,000	Ally Financial Inc.	8.300%		02/12/2015	1,714,782
3,000,000	Astana Finance USD (b)(f)(j)	9.000%		11/16/2011	90,000
1,000,000	Banco BMG (b)	8.000%		04/15/2018	887,700
1,000,000	Banco Curzeiro Do Sul SA (b)	8.250%		01/20/2016	834,000
901,842	Bank Nadra (b)(f)	8.000%	(a)	06/22/2017	441,903
1,500,000	CB Rencap (Ren Consumer) (b)	13.000%		04/01/2013	1,541,251
325,000	CIT Group, Inc. (Acquired 03/23/2011, Cost $325,000) (c)(e)(g)	6.625%		04/01/2018	352,219
325,000	CIT Group, Inc. (NJ) (Acquired 02/02/2012, Cost $325,000) (c)(e)(g)	4.750%		02/15/2015	327,868
1,500,000	CIT Group, Inc. (NJ)	5.250%		03/15/2018	1,530,000
4,175,000	CIT Group, Inc. (NJ) (Acquired 07/13/2011 - 01/18/2012, Aggregate Cost $4,169,187) (c)(e)(g)	7.000%		05/02/2017	4,185,437
1,500,000	First Ukrainian International Bank (b)	11.000%		12/31/2014	1,380,000
250,000	International Lease Finance Corp.	4.875%		04/01/2015	247,451
425,000	International Lease Finance Corp.	6.250%		05/15/2019	419,509
200,000	International Lease Finance Corp.	8.250%		12/15/2020	220,042
225,000	International Lease Finance Corp.	8.625%		09/15/2015	247,500
1,875,000	International Lease Finance Corp.	8.750%		03/15/2017	2,085,937
475,000	International Lease Finance Corp.	8.875%		09/01/2017	529,625
2,000,000	JSC Halyk Bank (b)	7.750%		05/13/2013	2,057,500
900,000	MBIA Inc.	5.700%		12/01/2034	558,000
500,000	Neuberger Berman Group/Finance (Acquired 03/12/2012 and 03/29/2012, Cost $225,000 and $278,438, respectively), Callable 03/15/2015 (c)(e)(g)	5.625%		03/15/2020	503,750
300,000	Neuberger Berman Group/Finance (Acquired 03/12/2012, Cost $300,000), Callable 03/15/2017 (c)(e)(g)	5.875%		03/15/2022	302,250
1,750,000	Nuveen Investments Inc., Callable 11/15/2012	10.500%		11/15/2015	1,813,437
1,000,000	Oschadbank (b)	8.250%		03/10/2016	850,000
3,000,000	Tamweel (b)	4.310%		01/23/2013	2,913,300
					29,165,146
FOOD & BEVERAGE: 3.0%
675,000	Aramark Corp.	4.047%	(a)	02/01/2015	669,938
725,000	Aramark Corp., Callable 02/01/2013	8.500%		02/01/2015	743,132
825,000	Aramark Corp. (Acquired 04/04/2011 - 08/03/2011, Aggregate Cost $832,620), Callable 05/01/2012 (c)(e)(g)	8.625%		05/01/2016	845,625
1,000,000	Avangardo Investments (b)	10.000%		10/29/2015	803,350
575,000	B & G Foods Inc., Callable 01/15/2014	7.625%		01/15/2018	617,406
275,000	Darling International Inc., Callable 12/15/2014	8.500%		12/15/2018	306,625
600,000	Dean Foods Co.	7.000%		06/01/2016	616,500
1,425,000	Dean Foods Co., Callable 12/15/2014	9.750%		12/15/2018	1,576,407
1,600,000	Del Monte Foods Co., Callable 02/15/2014	7.625%		02/15/2019	1,592,000
1,000,000	Fufeng Group Ltd., Callable 04/13/2014 (b)	7.625%		04/13/2016	865,000
1,000,000	MHPSA Ukraine (b)	10.250%		04/29/2015	960,000
1,975,000	Michael Foods Inc., Callable 07/15/2014	9.750%		07/15/2018	2,170,032
2,000,000	Mriya Agro Holding PLC (b)	10.950%		03/30/2016	1,810,000
550,000	Pinnacle Foods Finance LLC, Callable 09/01/2013	8.250%		09/01/2017	596,750
425,000	Pinnacle Foods Finance LLC, Callable 04/01/2012	9.250%		04/01/2015	436,688
275,000	Pinnacle Foods Finance LLC, Callable 04/01/2012	10.625%		04/01/2017	290,125
1,450,000	U.S. Foodservice, Inc. (Acquired 05/06/2011 - 03/09/2012, Aggregate Cost $1,440,689), Callable 06/30/2014 (c)(e)(g)	8.500%		06/30/2019	1,468,125
					16,367,703
GAMING: 2.2%
900,000	American Casino & Entertainment, Callable 06/15/2012	11.000%		06/15/2014	954,000
725,000	Ameristar Casinos, Inc., Callable 04/15/2015	7.500%		04/15/2021	760,344
275,000	Caesars Entertainment (Acquired 02/09/2012, Cost $275,000), Callable 02/15/2016 (c)(e)(g)	8.500%		02/15/2020	279,813
550,000	Chester Downs & Marina (Acquired 01/27/2012 - 02/01/2012, Aggregate Cost $560,106), Callable 02/01/2016 (c)(e)(g)	9.250%		02/01/2020	580,938
775,000	Great Canadian Gaming Corp. (Acquired 07/08/2009 - 04/12/2011, Aggregate Cost $763,600), Callable 02/15/2013 (b)(c)(e)(g)	7.250%		02/15/2015	787,594
1,350,000	Harrahs Entertainment Inc., Callable 06/01/2013	11.250%		06/01/2017	1,471,499
975,000	Jacobs Entertainment, Inc., Callable 06/15/2012	9.750%		06/15/2014	955,499
925,000	MGM Mirage Inc.	7.500%		06/01/2016	952,750
775,000	MGM Mirage Inc.	7.750%		03/15/2022	788,563
1,000,000	MGM Mirage Inc. (Acquired 01/11/2012, Cost $1,000,000) (c)(e)(g)	8.625%		02/01/2019	1,072,499
250,000	MGM Mirage Inc., Callable 05/15/2013	11.125%		11/15/2017	282,813
250,000	Peninsula Gaming LLC, Callable 08/15/2012	8.375%		08/15/2015	263,750
700,000	Peninsula Gaming LLC, Callable 08/15/2013	10.750%		08/15/2017	773,500
275,000	Penn National Gaming Inc., Callable 08/15/2014	8.750%		08/15/2019	308,688
325,000	Seminole Indian Tribe of Florida (Acquired 11/03/2010 and 01/12/2011, Cost $75,000 and $262,777, respectively), Callable 10/01/2013 (c)(e)(g)	7.750%		10/01/2017	352,219
785,000	Seminole Indian Tribe of Florida (Acquired 11/19/2009 and 01/05/2012, Cost $241,112 and $507,054, respectively), Callable 10/01/2018 (c)(e)(g)	7.804%		10/01/2020	769,959
850,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (Acquired 04/12/2011 - 12/22/2011, Aggregate Cost $868,939), Callable 10/15/2013 (c)(e)(g)	8.625%		04/15/2016	901,000
					12,255,428

HEALTH CARE: 4.4%
375,000	Alere Inc., Callable 02/01/2013	7.875%	02/01/2016	390,938
575,000	Alere Inc., Callable 05/15/2013	9.000%	05/15/2016	599,438
900,000	Bausch & Lomb Inc., Callable 11/01/2012	9.875%	11/01/2015	947,250
1,850,000	Biomet Inc., Callable 10/15/2012	11.625%	10/15/2017	2,000,312
375,000	CRC Health Corp., Callable 02/01/2013 (f)	10.750%	02/01/2016	345,938
1,050,000	DJO Finance LLC, Callable 04/15/2014	7.750%	04/15/2018	861,000
175,000	DJO Finance LLC (Acquired 03/13/2012, Cost $175,000), Callable 03/15/2015 (c)(e)(g)	8.750%	03/15/2018	176,750
150,000	DJO Finance LLC, Callable 10/15/2013	9.750%	10/15/2017	111,750
1,675,000	Emergency Medical Services Corp., Callable 06/01/2014	8.125%	06/01/2019	1,721,063
875,000	Grifols Inc., Callable 02/01/2014	8.250%	02/01/2018	947,188
1,575,000	HCA Holdings Inc., Callable 11/15/2015	7.750%	05/15/2021	1,628,156
400,000	HCA Inc.	5.875%	03/15/2022	400,500
200,000	HCA Inc.	6.500%	02/15/2020	210,000
2,650,000	HCA Inc.	7.500%	02/15/2022	2,822,250
350,000	HCA Inc., Callable 08/15/2014	7.875%	02/15/2020	384,563
950,000	Iasis Healthcare Corp., Callable 05/15/2014	8.375%	05/15/2019	923,875
450,000	inVentiv Health, Inc. (Acquired 06/30/2011, Cost $429,244), Callable 08/15/2014 (c)(e)(g)	10.000%	08/15/2018	407,250
1,100,000	Jaguar Holding Co. (Acquired 11/15/2011 - 01/03/2012, Aggregate Cost $1,124,835), Callable 12/01/2014 (c)(e)(g)	9.500%	12/01/2019	1,193,500
500,000	Kinetic Concepts, Inc (Acquired 10/25/2011 - 01/03/2012, Aggregate Cost $494,610), Callable 11/01/2015 (c)(e)(g)	10.500%	11/01/2018	519,375
1,600,000	Multiplan, Inc. (Acquired 08/12/2010 - 03/13/2012, Aggregate Cost $1,665,472), Callable 09/01/2014 (c)(e)(g)	9.875%	09/01/2018	1,728,000
875,000	Omnicare Inc., Callable 06/01/2015	7.750%	06/01/2020	971,250
125,000	PSS World Medical, Inc. (Acquired 02/16/2012, Cost $125,000), Callable 03/01/2017 (c)(e)(g)	6.375%	03/01/2022	128,438
100,000	Rotech Healthcare Inc., Callable 04/15/2013	10.750%	10/15/2015	99,625
675,000	United Surgical Partners (Acquired 03/20/2012, Cost $680,063), Callable 04/01/2015 (c)(e)(g)	9.000%	04/01/2020	695,250
1,175,000	Universal Hospital Services, Inc., Callable 06/01/2012	8.500%	06/01/2015	1,202,906
1,325,000	Vanguard Health Holdings LLC/ Inc., Callable 02/01/2014	8.000%	02/01/2018	1,351,500
1,467,187	VWR Funding Inc., Callable 07/15/2012	10.250%	07/15/2015	1,518,538
				24,286,603

INDUSTRIALS: 2.3%
375,000	American Tire Distributors Inc., Callable 06/01/2013	9.750%	06/01/2017	404,063
100,000	Amsted Industries (Acquired 03/12/2010, Cost $99,280), Callable 03/15/2014 (c)(e)(g)	8.125%	03/15/2018	107,000
125,000	Atkore International Inc., Callable 01/01/2014	9.875%	01/01/2018	130,938
250,000	Belden Inc., Callable 06/15/2014	9.250%	06/15/2019	275,000
1,000,000	Carmen Copper Corp. (b)	6.500%	03/21/2017	989,500
825,000	Cleaver-Brooks Inc. (Acquired 04/21/2010 - 02/02/2012, Aggregate Cost $837,385), Callable 05/01/2013 (c)(e)(g)	12.250%	05/01/2016	862,125
800,000	Dynacast International LLC (Acquired 07/12/2011 - 01/12/2012, Aggregate Cost $802,308), Callable 07/15/2015 (c)(e)(g)	9.250%	07/15/2019	836,000
500,000	General Cable Corp., Callable 04/01/2012	7.125%	04/01/2017	515,000
850,000	Hillman Group Inc., Callable 06/01/2014	10.875%	06/01/2018	890,375
275,000	International Wire Group (Acquired 04/20/2010 and 07/21/2010, Cost $247,595 and $25,090, respectively), Callable 10/15/2012 (c)(e)(g)	9.750%	04/15/2015	290,125
2,000,000	Interpipe Ukraine (b)(f)	10.250%	08/02/2017	1,320,000
775,000	J.B. Poindexter & Co., Inc. (Acquired 03/23/2012, Cost $775,000), Callable 04/01/2017 (c)(e)(g)	9.000%	04/01/2022	797,281
625,000	Knowledge Learning Center (Acquired 07/21/2009 - 05/24/2011, Aggregate Cost $617,729), Callable 02/01/2013 (c)(e)(g)	7.750%	02/01/2015	518,750
475,000	Maxim Crane Works LP (Acquired 03/31/2010 - 05/04/2011, Aggregate Cost $477,007), Callable 04/15/2012 (c)(e)(g)	12.250%	04/15/2015	451,250
1,000,000	Metalloinvest Finance Ltd. (b)	6.500%	07/21/2016	984,570
200,000	MMI International Ltd. (Acquired 02/17/2012, Cost $200,000), Callable 03/01/2015 (b)(c)(e)(g)	8.000%	03/01/2017	207,000
575,000	Mueller Water Products Inc., Callable 06/01/2012	7.375%	06/01/2017	566,375
325,000	Mueller Water Products Inc., Callable 09/01/2015	8.750%	09/01/2020	364,000
950,000	RBS Global & Rexnord Corp., Callable 05/01/2014	8.500%	05/01/2018	1,018,875
325,000	SPX Corp.	7.625%	12/15/2014	360,750
325,000	Thermon Industries, Inc., Callable 05/01/2014	9.500%	05/01/2017	357,500
500,000	TMK Bonds SA (b)	5.250%	02/11/2015	496,250
				12,742,727

LODGING: 0.1%
675,000	Host Hotels & Resorts, LP, Callable 07/01/2021 (c)(g)	6.000%	10/01/2021	720,563
MEDIA - CABLE: 0.7%
150,000	Cequel Communications Holdings (Acquired 01/13/2011 and 11/17/2011, Cost $102,490 and $51,545, respectively), Callable 11/15/2012 (c)(e)(g)	8.625%	11/15/2017	161,063
650,000	Charter Communications Holdings II, Callable 01/31/2017	6.625%	01/31/2022	674,375
500,000	Charter Communications Holdings II, Callable 01/15/2014	7.000%	01/15/2019	530,000
450,000	Charter Communications Holdings II, Callable 12/01/2015	7.375%	06/01/2020	488,250
400,000	Charter Communications Holdings II, Callable 04/30/2013	7.875%	04/30/2018	432,000
50,000	Charter Communications Holdings II, Callable 04/30/2015	8.125%	04/30/2020	55,500
341,000	Insight Communications (Acquired 07/02/2010 - 02/11/2011, Aggregate Cost $366,335), Callable 07/15/2013 (c)(e)(g)	9.375%	07/15/2018	389,593
1,000,000	Virgin Media Finance Plc (b)	5.250%	02/15/2022	991,250
				3,722,031
MEDIA - NON-CABLE: 3.3%
1,275,000	Clear Channel Communications, Inc., Callable 03/01/2016	9.000%	03/01/2021	1,147,500
1,475,000	Clear Channel Worldwide (Acquired 02/29/2012, Cost $1,475,000), Callable 03/15/2015 (c)(e)(g)	7.625%	03/15/2020	1,442,874
625,000	Clear Channel Worldwide, Callable 12/15/2012	9.250%	12/15/2017	684,907
1,225,000	Crown Media Holdings, Inc., Callable 07/15/2015	10.500%	07/15/2019	1,338,312
925,000	Cumulus Media Inc. (Acquired 04/29/2011 - 03/08/2012, Aggregate Cost $899,726), Callable 05/01/2015 (c)(e)(g)	7.750%	05/01/2019	874,125
900,000	Entercom Radio, LLC, Callable 12/01/2015	10.500%	12/01/2019	969,750
675,000	Entravision Communications Corp., Callable 08/01/2013	8.750%	08/01/2017	714,656
550,000	Fox Acquisition Sub LLC (Acquired 07/29/2009 - 04/19/2011, Aggregate Cost $499,327), Callable 07/15/2012 (c)(e)(g)	13.375%	07/15/2016	596,750
325,000	Intelsat Bermuda Ltd., Callable 02/15/2013 (b)	11.500%	02/04/2017	338,000
350,000	Intelsat Jackson Holdings, Callable 04/01/2015 (b)	7.250%	04/01/2019	367,938
275,000	Intelsat Jackson Holdings, Callable 04/01/2016 (b)	7.500%	04/01/2021	289,094
475,000	Intelsat Jackson Holdings, Callable 11/01/2014 (b)	8.500%	11/01/2019	521,313
1,525,000	Intelsat Jackson Holdings, Callable 06/15/2012 (b)	11.250%	06/15/2016	1,605,063
200,000	Lamar Media Corp. (Acquired 01/26/2012, Cost $200,000), Callable 02/01/2017 (c)(e)(g)	5.875%	02/01/2022	203,500
450,000	MDC Partners Inc., Callable 11/01/2013 (b)	11.000%	11/01/2016	490,499
175,000	MDC Partners Inc. (Acquired 04/14/2011, Cost $191,545), Callable 11/01/2013 (b)(c)(e)(g)	11.000%	11/01/2016	189,000
275,000	Nexstar Broadcasting Group, Inc., Callable 04/15/2014	8.875%	04/15/2017	294,938
375,000	Nexstar Broadcasting Inc., Callable 01/15/2012	7.000%	01/15/2014	371,719
375,000	Nielsen Finance LLC, Callable 10/15/2014	7.750%	10/15/2018	413,438
325,000	Proquest LLC (Acquired 09/16/2010 - 10/04/2010, Aggregate Cost $327,002), Callable 10/15/2014 (c)(e)(g)	9.000%	10/15/2018	281,125
175,000	Quebecor Media, Inc., Callable 03/15/2013 (b)	7.750%	03/15/2016	179,594
675,000	Rainbow Media Holdings LLC (Acquired 06/22/2011 - 11/29/2011, Aggregate Cost $699,885), Callable 07/15/2016 (c)(e)(g)	7.750%	07/15/2021	752,625
435,000	SGS International Inc.	12.000%	12/15/2013	436,088
1,450,000	SSI Investments II/ Co. LLC, Callable 06/01/2014	11.125%	06/01/2018	1,609,500
825,000	Townsquare Radio LLC/Inc. (Acquired 03/30/2012, Cost $819,500), Callable 04/01/2015 (c)(e)(g)	9.000%	04/01/2019	825,000
1,200,000	XM Satellite Radio Inc. (Acquired 10/13/2010 - 03/13/2012, Aggregate Cost $1,234,141), Callable 11/01/2014 (c)(e)(g)	7.625%	11/01/2018	1,295,999
				18,233,307

PACKAGING: 1.9%
200,000	Ardagh Packaging Finance Plc (Acquired 01/19/2012, Cost $192,719), Callable 10/15/2015 (b)(c)(e)(g)	9.125%		10/15/2020	209,500
850,000	Ardagh Packaging Finance Plc (Acquired 09/30/2010 - 01/09/2012, Aggregate Cost $872,219), Callable 10/15/2015 (b)(c)(e)(g)	9.125%		10/15/2020	911,625
500,000	Ball Corp.	5.000%		03/15/2022	501,250
300,000	Berry Plastics Corp., Callable 05/15/2014	9.500%		05/15/2018	318,000
425,000	Bway Holding Co., Callable 06/15/2014	10.000%		06/15/2018	466,438
806,649	Bway Parent Co. Inc., Callable 11/01/2012	10.125%		11/01/2015	808,666
400,000	Greif Inc.	7.750%		08/01/2019	452,000
850,000	Packaging Dynamics Corp. (Acquired 01/25/2011 - 02/14/2012, Aggregate Cost $869,186), Callable 02/01/2013 (c)(e)(g)	8.750%		02/01/2016	892,500
200,000	Pactiv LLC	7.950%		12/15/2025	160,000
100,000	Reynolds Group (Acquired 10/06/2010, Cost $100,000), Callable 10/15/2014 (c)(e)(g)	7.125%		04/15/2019	104,250
450,000	Reynolds Group (Acquired 10/29/2009 - 11/18/2009, Aggregate Cost $449,267), Callable 10/15/2012 (c)(e)(g)	7.750%		10/15/2016	475,875
1,575,000	Reynolds Group (Acquired 01/27/2011 - 01/03/2012, Aggregate Cost $1,364,942), Callable 02/15/2016 (c)(e)(g)	8.250%		02/15/2021	1,480,500
375,000	Reynolds Group (Acquired 04/28/2010 - 11/21/2011, Aggregate Cost $362,804), Callable 05/15/2014 (c)(e)(g)	8.500%	(a)	05/15/2018	374,063
675,000	Reynolds Group (Acquired 10/06/2010 - 06/14/2011, Aggregate Cost $692,533), Callable 10/15/2014 (c)(e)(g)	9.000%		04/15/2019	664,875
300,000	Reynolds Group (Acquired 02/09/2012, Cost $300,000), Callable 08/15/2015 (c)(e)(g)	9.875%		08/15/2019	306,750
1,025,000	Reynolds Group (Acquired 07/26/2011 - 03/07/2012, Aggregate Cost $1,030,726), Callable 08/15/2015 (c)(e)(g)	9.875%		08/15/2019	1,048,062
1,300,000	Sealed Air Corp. (Acquired 09/16/2011 - 12/21/2011, Aggregate Cost $1,369,308), Callable 09/15/2016 (c)(e)(g)	8.375%		09/15/2021	1,460,875
					10,635,229
PAPER: 0.3%
150,000	Clearwater Paper Corp., Callable 11/01/2014	7.125%		11/01/2018	159,000
450,000	Graphic Packaging International Corp., Callable 06/15/2013	9.500%		06/15/2017	499,500
575,000	Longview Fibre Paper & Packaging Inc. (Acquired 05/17/2011 - 11/28/2011, Aggregate Cost $574,872), Callable 06/01/2013 (c)(e)(g)	8.000%		06/01/2016	585,781
300,000	Rock-Tenn Co. (Acquired 02/14/2012, Cost $299,727) (c)(e)(g)	4.450%		03/01/2019	301,348
100,000	Rock-Tenn Co. (Acquired 02/14/2012, Cost $99,810) (c)(e)(g)	4.900%		03/01/2022	99,853
					1,645,482
REAL ESTATE: 0.9%
1,000,000	Bio City Development (f)	8.000%		07/06/2018	997,500
500,000	Evergrande Real Estate Group Ltd. (b)	13.000%		01/27/2015	486,250
1,250,000	KWG Property Holding Ltd. (b)	13.250%		03/22/2017	1,212,938
2,428,200	Lessiron Commercial Ltd. (b)(f)(j)	12.000%		03/20/2011	752,742
500,000	Renhe Commercial Holdings Co. Ltd. (b)	13.000%		03/10/2016	305,000
1,000,000	Yuksel Insaat, Callable 11/10/2013 (b)	9.500%		11/10/2015	870,000
					4,624,430
RESTAURANTS: 0.7%
1,725,000	DineEquity, Inc., Callable 10/30/2014	9.500%		10/30/2018	1,888,875
900,000	NPC International, Inc. (Acquired 12/08/2011, Cost $900,000), Callable 01/15/2016 (c)(e)(g)	10.500%		01/15/2020	981,000
1,100,000	Seminole Hard Rock Entertainment, Inc. (Acquired 03/22/2012, Cost $1,084,976) (c)(e)(g)	2.974%	(a)	03/15/2014	1,083,500
					3,953,375

RETAILERS: 1.9%
925,000	Academy Ltd / Academy Finance Corp. (Acquired 07/25/2011 - 01/23/2012, Aggregate Cost $928,745), Callable 08/01/2014 (c)(e)(g)	9.250%	08/01/2019	949,281
425,000	Dollar General Corp., Callable 07/15/2012	11.875%	07/15/2017	461,129
275,000	Express LLC/Express Finance, Callable 03/01/2014	8.750%	03/01/2018	304,563
700,000	Gymboree Corp./The, Callable 12/01/2014	9.125%	12/01/2018	645,750
350,000	Limited Brands Inc.	5.625%	02/15/2022	353,063
350,000	Limited Brands Inc.	8.500%	06/15/2019	413,875
975,000	Michaels Stores, Inc., Callable 11/01/2014	7.750%	11/01/2018	1,038,375
1,650,000	Needle Merger Corp. (Acquired 03/03/2011 - 03/15/2012, Aggregate Cost $1,627,965), Callable 03/15/2014 (c)(e)(g)	8.125%	03/15/2019	1,658,250
600,000	Penske Auto Group Inc., Callable 12/15/2012	7.750%	12/15/2016	624,756
950,000	PETCO Animal Supplies Stores, Inc. (Acquired 11/19/2010 - 12/20/2011, Aggregate Cost $987,100), Callable 12/01/2013 (c)(e)(g)	9.250%	12/01/2018	1,042,625
150,000	QVC Inc. (Acquired 03/17/2010, Cost $150,000), Callable 04/15/2013 (c)(e)(g)	7.125%	04/15/2017	159,750
200,000	QVC Inc. (Acquired 09/24/2009, Cost $200,413), Callable 10/01/2014 (c)(e)(g)	7.500%	10/01/2019	219,500
525,000	Sally Holdings LLC (Acquired 11/03/2011 and 12/02/2011, Cost $325,000 and $205,341, respectively), Callable 11/15/2015 (c)(e)(g)	6.875%	11/15/2019	559,125
1,000,000	Yankee Candle Co., Inc./The, Callable 02/15/2013	9.750%	02/15/2017	1,037,500
1,200,000	Yankee Candle Co., Inc./The, Callable 02/15/2013	10.250%	02/15/2016	1,222,500
				10,690,042
SERVICES: 0.6%
1,075,000	Garda World Security Corp. (Acquired 03/08/2010 - 01/27/2012, Aggregate Cost $1,116,856), Callable 03/15/2014 (b)(c)(e)(g)	9.750%	03/15/2017	1,144,875
800,000	Monitronics International, Inc. (Acquired 03/16/2012 and 03/19/2012, Cost $654,366 and $153,742, respectively), Callable 04/01/2016 (c)(e)(g)	9.125%	04/01/2020	810,000
300,000	Reliance Intermediate Holdings (Acquired 07/23/2009 and 08/06/2009, Cost $144,106 and $147,750, respectively), Callable 12/15/2014 (b)(c)(e)(g)	9.500%	12/15/2019	331,500
950,000	West Corp., Callable 11/15/2014	7.875%	01/15/2019	1,011,750
75,000	West Corp., Callable 10/01/2014	8.625%	10/01/2018	82,313
125,000	West Corp., Callable 10/15/2012	11.000%	10/15/2016	132,813
				3,513,251

SOVEREIGN: 0.2%
1,190,000	City Of Kyiv (b)	9.375%		07/11/2016	1,008,287
TECHNOLOGY: 6.4%
750,000	Advanced Micro Devices, Inc., Callable 08/01/2015	7.750%		08/01/2020	825,000
725,000	Advanced Micro Devices, Inc., Callable 12/15/2013	8.125%		12/15/2017	797,500
1,150,000	Allen Systems Group, Inc. (Acquired 11/12/2010 - 02/28/2012, Aggregate Cost $1,101,473), Callable 11/15/2013 (c)(e)(g)	10.500%		11/15/2016	989,000
675,000	Aspect Software Inc., Callable 05/15/2014	10.625%		05/15/2017	720,563
825,000	Audatex North America Inc. (Acquired 06/10/2011 - 02/22/2012, Aggregate Cost $839,382), Callable 06/15/2014 (c)(e)(g)	6.750%		06/15/2018	866,250
1,375,000	CDW LLC / CDW Finance, Callable 04/01/2015	8.500%		04/01/2019	1,460,937
200,000	CDW LLC / CDW Finance (Acquired 02/02/2012, Cost $208,665), Callable 04/01/2015 (c)(e)(g)	8.500%		04/01/2019	212,500
375,000	CDW LLC / CDW Finance, Callable 10/15/2012	12.535%		10/12/2017	407,344
1,250,000	CommScope, Inc., Callable 01/15/2015 (c)(g)	8.250%		01/15/2019	1,331,250
1,250,000	Compucom Systems Inc. (Acquired 07/20/2009 - 02/21/2012, Aggregate Cost $1,254,865), Callable 10/01/2012 (c)(e)(g)	12.500%		10/01/2015	1,312,500
1,275,000	Eagle Parent Inc., Callable 05/01/2015	8.625%		05/01/2019	1,303,687
700,000	Emdeon, Inc. (Acquired 10/14/2011 - 02/15/2012, Aggregate Cost $740,372), Callable 12/31/2015 (c)(e)(g)	11.000%		12/31/2019	791,000
50,000	Fidelity National Information Services, Inc., Callable 07/15/2013	7.625%		07/15/2017	54,750
300,000	Fidelity National Information Services, Inc. (Acquired 12/06/2011, Cost $315,451), Callable 07/15/2013 (c)(e)(g)	7.625%		07/15/2017	327,000
400,000	Fidelity National Information Services, Inc., Callable 07/15/2014	7.875%		07/15/2020	444,000
1,050,000	First American Corp./The (Acquired 05/13/2011 - 01/03/2012, Aggregate Cost $1,035,210), Callable 06/01/2016 (c)(e)(g)	7.250%		06/01/2021	1,081,500
250,000	First Data Corp. (Acquired 03/09/2012, Cost $248,750), Callable 06/15/2015 (c)(e)(g)	7.375%		06/15/2019	254,688
450,000	First Data Corp. (Acquired 07/13/2011 - 08/10/2011, Aggregate Cost $422,416), Callable 01/15/2016 (c)(e)(g)	8.250%		01/15/2021	439,875
1,700,000	First Data Corp. (Acquired 07/21/2011 - 03/27/2012, Aggregate Cost $1,610,669), Callable 01/15/2016 (c)(e)(g)	8.750%		01/15/2022	1,640,500
675,000	Freescale Semiconductor, Inc. (Acquired 04/07/2010 - 04/11/2011, Aggregate Cost $690,249), Callable 04/15/2014 (c)(e)(g)	9.250%		04/15/2018	739,125
1,150,000	Freescale Semiconductor, Inc., Callable 08/01/2015	10.750%		08/01/2020	1,290,875
1,175,000	GXS Worldwide Inc., Callable 06/15/2012	9.750%		06/15/2015	1,142,687
825,000	iGATE Corp., Callable 05/01/2014	9.000%		05/01/2016	896,156
1,125,000	Interactive Data Corp., Callable 08/01/2014	10.250%		08/01/2018	1,271,250
525,000	Iron Mountain Inc., Callable 10/01/2015	7.750%		10/01/2019	573,563
900,000	Kemet Corp., Callable 05/01/2014	10.500%		05/01/2018	972,000
425,000	Kemet Corp. (Acquired 03/22/2012, Cost $448,347), Callable 05/01/2014 (c)(e)(g)	10.500%		05/01/2018	456,875
400,000	Lawson Software (Acquired 03/29/2012, Cost $400,000), Callable 04/01/2015 (c)(e)(g)	9.375%		04/01/2019	414,000
1,400,000	Lawson Software (Acquired 06/30/2011 - 01/31/2012, Aggregate Cost $1,372,647), Callable 07/15/2015 (c)(e)(g)	11.500%		07/15/2018	1,546,999
1,300,000	Lender Processing Services, Callable 07/01/2012	8.125%		07/01/2016	1,358,500
550,000	Magnachip Semiconductor S.A., Callable 04/15/2014 (b)	10.500%		04/15/2018	613,250
150,000	Seagate HDD Cayman, Callable 05/01/2015 (b)	6.875%		05/01/2020	159,563
425,000	Seagate HDD Cayman (Acquired 05/04/2011 and 01/11/2012, Cost $175,000 and $264,771, respectively), Callable 05/01/2016 (b)(c)(e)(g)	7.000%		11/01/2021	456,875
250,000	Seagate HDD Cayman, Callable 12/15/2014 (b)	7.750%		12/15/2018	273,750
375,000	Seagate Technology HDD Holdings (b)	6.800%		10/01/2016	413,438
800,000	Serena Software, Inc., Callable 03/15/2013	10.375%		03/15/2016	827,000
475,000	Sitel LLC/ Sitel Finance Corp., Callable 04/01/2014	11.500%		04/01/2018	342,000
1,375,000	Sophia LP/Financial Inc. (Acquired 01/11/2012 - 03/26/2012, Aggregate Cost $1,428,141), Callable 01/15/2015 (c)(e)(g)	9.750%		01/15/2019	1,467,812
1,125,000	Spansion LLC, Callable 11/15/2013	7.875%		11/15/2017	1,085,625
450,000	Stream Global Services Inc., Callable 10/01/2012	11.250%		10/01/2014	468,000
50,000	Sungard Data Systems Inc., Callable 11/15/2013	7.375%		11/15/2018	53,125
100,000	Sungard Data Systems Inc., Callable 11/15/2015	7.625%		11/15/2020	106,750
725,000	Sungard Data Systems Inc., Callable 08/15/2012	10.250%		08/15/2015	753,094
875,000	Syniverse Holdings, Inc., Callable 01/15/2015	9.125%		01/15/2019	964,688
875,000	Trans Union LLC (Acquired 03/02/2012, Cost $875,000), Callable 06/15/2014 (c)(e)(g)	9.625%	(a)	06/15/2018	920,938
525,000	Trans Union LLC, Callable 06/15/2014	11.375%		06/15/2018	615,563
75,000	Viasystems, Inc. (Acquired 11/10/2009 and 07/14/2010, Cost $24,438 and $53,010, respectively), Callable 07/15/2012 (c)(e)(g)	12.000%		01/15/2015	80,625
					35,523,970
TELECOMMUNICATIONS: 0.5%
800,000	Level 3 Escrow Inc. (Acquired 05/25/2011 - 02/13/2012, Aggregate Cost $792,538), Callable 07/01/2015 (c)(e)(g)	8.125%		07/01/2019	826,000
475,000	Level 3 Financing, Inc. (Acquired 01/10/2012 and 01/17/2012, Cost $200,000 and $276,695, respectively), Callable 01/15/2016 (c)(e)(g)	8.625%		07/15/2020	498,750
1,000,000	VimpelCom Holdings BV (b)	7.504%		03/01/2022	970,000
475,000	Windstream Corp., Callable 09/01/2014	8.125%		09/01/2018	508,250
					2,803,000

TRANSPORTATION: 0.7%
350,000	Avis Budget Car Rental LLC, Callable 10/15/2014	8.250%		01/15/2019	364,875
350,000	Avis Budget Car Rental LLC, Callable 03/15/2014	9.625%		03/15/2018	379,750
550,000	Azerbaijan Railways (b)	8.250%		02/18/2016	569,855
825,000	Hertz Corp., Callable 04/15/2015	6.750%		04/15/2019	853,875
175,000	Hertz Corp., Callable 10/15/2014	7.500%		10/15/2018	185,719
1,500,000	OSX-3 Leasing BV, Callable 06/20/2013 (b)	9.250%		03/20/2015	1,548,750
					3,902,824
UTILITY - ELECTRIC: 0.9%
500,000	Calpine Corp. (Acquired 12/01/2011, Cost $515,915), Callable 11/01/2015 (c)(e)(g)	7.500%		02/15/2021	533,750
2,000,000	Dtek Finance BV (b)	9.500%		04/28/2015	1,900,000
450,000	Edison Mission Energy	7.000%		05/15/2017	283,500
700,000	Energy Future Intermediate Holding Co. LLC, Callable 12/01/2015	10.000%		12/01/2020	763,000
300,000	Energy Future Intermediate Holding Co. LLC (Acquired 02/01/2012, Cost $295,605), Callable 03/01/2017 (c)(e)(g)	11.750%		03/01/2022	306,750
150,000	NRG Energy Inc.	7.625%		01/15/2018	150,375
500,000	NRG Energy Inc., Callable 05/15/2014	7.625%		05/15/2019	482,500
275,000	NRG Energy Inc., Callable 05/15/2016	7.875%		05/15/2021	264,000
300,000	NRG Energy Inc., Callable 09/01/2015	8.250%		09/01/2020	295,500
100,000	Texas Competitive Electric Holdings Co. LLC (Acquired 04/14/2011, Cost $99,295), Callable 04/01/2016 (c)(e)(g)	11.500%		10/01/2020	65,250
					5,044,625
UTILITY - NATURAL GAS: 1.0%
700,000	Crosstex Energy/ Crosstex Energy Finance, Callable 02/15/2014	8.875%		02/15/2018	743,750
675,000	El Paso Corp.	6.500%		09/15/2020	743,165
400,000	El Paso Corp.	7.250%		06/01/2018	447,793
1,550,000	Energy Transfer Equity LP	7.500%		10/15/2020	1,720,500
400,000	Holly Energy Partners LP (Acquired 02/28/2012, Cost $400,000), Callable 03/01/2016 (c)(e)(g)	6.500%		03/01/2020	406,000
150,000	Holly Energy Partners LP, Callable 03/15/2014	8.250%		03/15/2018	159,000
225,000	Inergy LP, Callable 08/01/2016	6.875%		08/01/2021	216,563
550,000	Inergy LP, Callable 10/01/2014	7.000%		10/01/2018	536,250
125,000	Regency Energy Partners LP, Callable 12/01/2014	6.875%		12/01/2018	132,188
350,000	Regency Energy Partners LP, Callable 06/01/2013	9.375%		06/01/2016	384,563
200,000	Targa Resources Partners (Acquired 01/26/2012, Cost $200,000), Callable 02/01/2017 (c)(e)(g)	6.375%		08/01/2022	203,000
					5,692,772
WIRELESS COMMUNICATIONS: 1.5%
450,000	Digicel Group Ltd. (Acquired 02/07/2012 and 02/23/2012, Cost $200,000 and $251,862, respectively), Callable 02/15/2016 (b)(c)(e)(g)	7.000%		02/15/2020	457,875
450,000	Digicel Group Ltd. (Acquired 11/23/2009 - 07/21/2011, Aggregate Cost $461,615), Callable 09/01/2013 (b)(c)(e)(g)	8.250%		09/01/2017	475,875
575,000	Digicel Group Ltd. (Acquired 07/09/2009 - 11/15/2011, Aggregate Cost $533,795), Callable 01/15/2013 (b)(c)(e)(g)	8.875%		01/15/2015	585,063
500,000	Digicel Group Ltd. (Acquired 11/29/2011 and 01/03/2012, Cost $251,250 and $256,142, respectively), Callable 04/15/2014 (b)(c)(e)(g)	10.500%		04/15/2018	552,500
450,000	Digicel Group Ltd. (Acquired 07/09/2009 - 01/05/2010, Aggregate Cost $466,828), Callable 04/01/2012 (b)(c)(e)(g)	12.000%		04/01/2014	502,875
1,050,000	MetroPCS Wireless, Inc., Callable 11/15/2015	6.625%		11/15/2020	1,043,438
550,000	MetroPCS Wireless, Inc., Callable 09/01/2014	7.875%		09/01/2018	578,875
1,125,000	Sprint Capital Corp.	6.875%		11/15/2028	860,625
1,400,000	Sprint Capital Corp.	6.900%		05/01/2019	1,210,999
600,000	Sprint Nextel Corp. (Acquired 02/27/2012, Cost $600,000) (c)(e)(g)	7.000%		03/01/2020	609,000
450,000	Sprint Nextel Corp.	8.375%		08/15/2017	434,250
675,000	Sprint Nextel Corp. (Acquired 11/04/2011 and 12/13/2011, Cost $625,000 and 51,578, respectively) (c)(e)(g)	9.000%		11/15/2018	740,813
150,000	Sprint Nextel Corp. (Acquired 11/04/2011, Cost $150,000) (c)(e)(g)	11.500%		11/15/2021	161,250
225,000	TW Telecom Holdings Inc., Callable 03/01/2014	8.000%		03/01/2018	245,813
					8,459,251
TOTAL CORPORATE BONDS
	(Cost $288,239,412)				293,739,536

ASSET BACKED SECURITIES: 6.0%
25,752,689	BT SPE, LLC (Acquired 07/06/2011, Cost $25,752,689) (e)(f)(i)	9.250%		06/06/2016	25,752,689
3,000,000	Start VII CLO Ltd. CLN (b)	15.475%	(a)	06/09/2016	3,017,940
5,176,471	Yapi DPR Finance (b)	1.128%	(a)	11/21/2014	4,610,527
TOTAL ASSET BACKED SECURITIES
	(Cost $33,594,275)				33,381,156

FOREIGN GOVERNMENT AGENCY ISSUES: 0.3%
1,489,248	Ghana Government Bond (b)	14.250%		07/25/2016	780,605
1,200,000	Russia - Eurobond (b)	3.250%		04/04/2017	1,200,000
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $2,098,277)				1,980,605

MORTGAGE BACKED SECURITY: 0.2%
1,000,000	Sea Lane	14.281%	(a)	02/12/2016	999,670
TOTAL MORTGAGE BACKED SECURITY
	(Cost $1,000,000)				999,670

LOANS: 26.2% (a)
AEROSPACE: 0.4%
315,759	AM General Corporation	3.259%		09/30/2013	290,498
20,775	AM General Corporation	4.313%		09/30/2012	19,113
535,372	Dae Aviation Holdings, Inc.	5.560%		07/31/2014	527,877
650,750	Huntington Ingalls Industries	3.000%		03/23/2016	647,495
274,861	Sequa Corp.	3.840%		12/03/2014	270,548
149,625	Sequa Corp.	6.250%		12/03/2014	149,953
175,000	Tasc Inc. (d)	0.000%		12/15/2015	172,594
276,500	Transdigm Inc.	4.000%		02/14/2017	276,309
					2,354,387
BROADCASTING: 1.3%
105,541	Barrington Broadcasting Group LLC	7.500%		05/08/2017	106,003
180,000	Clear Channel Communications, Inc.	3.656%		07/30/2014	180,000
1,304,525	Clear Channel Communications, Inc.	3.891%		01/28/2016	1,016,877
1,388,769	Clear Channel Communications, Inc.	3.891%		01/29/2016	1,120,585
1,370,849	Cumulus Media, Inc.	5.750%		07/22/2018	1,377,279
75,000	Cumulus Media, Inc.	7.500%		01/22/2019	75,922
74,200	Emmis Communications	4.473%		11/01/2013	69,238
175,200	Entercom Radio LLC	7.250%		11/17/2018	176,514
258,659	Foxco Acquisition, LLC	4.750%		07/13/2015	258,271
1,119,422	Gray Television, Inc.	3.750%		12/31/2014	1,107,433
332,488	Hubbard Radio, LLC	5.250%		04/09/2017	332,903
90,000	Hubbard Radio, LLC	8.750%		04/09/2018	91,013
444,384	Radio One	8.250%		03/31/2016	440,309
84,237	Univision Communications, Inc.	2.241%		09/29/2014	82,891
827,203	Univision Communications, Inc.	4.491%		03/29/2017	766,767
					7,202,005
CABLE/WIRELESS VIDEO: 1.1%
319,223	Atlantic Broadband Finance, LLC	4.000%		03/08/2016	318,084
353,555	Bresnan Communications, LLC	5.250%		12/14/2017	352,862
610,000	Cablevision Systems Corp.	0.992%		10/31/2016	598,819
1,075,000	Cequel Communications, LLC	4.000%		02/10/2019	1,065,594
1,456,014	Charter Communications Operating, LLC	2.741%		07/28/2014	1,434,174
520,000	Kabel Deutschland GMBH	4.250%		02/01/2019	517,587
338,963	MCC Iowa	4.500%		10/23/2017	336,420
327,525	San Juan Cable, LLC	6.000%		05/31/2017	321,793
525,000	San Juan Cable, LLC	10.000%		06/09/2018	509,513
740,000	UPC Financing Partnership	4.750%		12/31/2017	741,154
					6,196,000
CHEMICALS: 0.7%
964,516	Ashland, Inc.	3.750%		07/12/2018	964,284
300,000	Chemtura Corp.	5.500%		08/16/2016	300,750
233,235	Hexion Specialty Chemicals, Inc.	4.000%		05/05/2015	230,570
99,373	Hexion Specialty Chemicals, Inc.	4.375%		05/05/2015	98,237
127,570	Hexion Specialty Chemicals, Inc.	7.750%		05/05/2013	125,019
246,428	Houghton Chemical Corp.	6.750%		01/30/2016	246,428
115,368	Huntsman International LLC	2.600%		06/30/2016	112,932
234,422	Huntsman International LLC	2.850%		04/19/2017	229,832
189,323	Ineos Group Holdings Plc	8.001%		12/16/2014	196,422
98,750	OMNOVA Solutions Inc.	5.750%		04/25/2017	98,915
109,725	Polyone Corp.	5.000%		11/01/2017	110,033
701,125	Styron LLC	6.000%		08/02/2017	639,460
170,000	Taminco Global	6.250%		01/27/2019	170,903
496,231	Univar, Inc.	5.000%		07/02/2017	496,851
					4,020,636
CONSUMER NON-DURABLES: 0.2%
255,000	ACCO Brands Corp. (d)	0.000%		03/08/2019	254,842
478,442	Revlon Consumer Products	4.750%		11/19/2017	477,198
197,852	Warnaco, Inc.	3.750%		06/30/2018	196,615
					928,655

DIVERSIFIED MEDIA: 1.7%
843,285	Affinion Group Inc.	5.000%	04/19/2016	798,262
610,388	AMC Entertainment Inc.	4.000%	12/22/2018	608,605
364,992	Carmike Cinemas Inc.	5.500%	01/27/2016	365,057
149,639	Catalina Marketing Corp.	2.994%	10/01/2014	143,561
69,817	Cengage Learning, Inc. (d)	0.000%	07/03/2014	64,249
340,000	EMI Music Publishing Ltd. (d)	0.000%	03/05/2018	341,615
140,000	Getty Images, Inc.	5.250%	11/04/2016	140,490
1,016,678	Harland Clark Holdings	3.079%	06/30/2014	946,150
1,000,365	IMG World Wide Inc. (f)	5.500%	06/16/2016	994,113
726,603	Instant Web Inc.	3.616%	08/07/2014	653,943
495,000	Kasima, LLC	5.000%	03/31/2017	493,763
247,357	Live Nation, Inc.	4.500%	11/06/2016	247,048
196,597	Media General Inc.	10.000%	03/29/2013	187,137
91,771	Merrill Corp.	7.500%	12/22/2012	85,691
534,958	Nielsen Finance LLC	3.993%	05/02/2016	535,739
678,530	Summit Entertainment LLC	6.750%	09/07/2016	674,289
1,851,013	Village Roadshow Films, Ltd. (f)	5.500%	05/27/2015	1,832,503
213,939	Weather Channel, Inc./ The	4.250%	02/11/2017	213,977
				9,326,192
ENERGY: 5.4%
780,127	Aventine Renewable Energy Holdings, Inc. (f)	10.500%	12/20/2015	599,395
5,000,000	Bashneft (b)	1.791%	08/16/2014	4,712,500
437,087	CITGO Petroleum Corp.	8.000%	06/24/2015	441,242
140,000	Crestwood Holdings, LLC	9.750%	03/26/2018	142,188
1,870,000	Energy Transfer Equity LP	5.250%	03/23/2017	1,833,778
5,000,000	Glencore International (b)	2.379%	07/12/2013	4,950,000
1,721,585	Glenn Pool Oil & Gas Trust	4.500%	06/01/2016	1,721,585
1,696,475	MEG Energy Corp.	4.000%	03/16/2018	1,692,223
1,950,910	Obsidian Natural Gas Trust	7.000%	11/02/2016	1,960,665
6,346,154	Rosneft (b)	1.192%	02/22/2013	6,203,366
4,677,419	Sonangol Finance (b)	1.244%	10/15/2014	4,443,548
920,135	Western Refining, Inc.	7.500%	03/15/2017	927,799
				29,628,289
FINANCIALS: 2.4%
53,863	American Capital Holdings, Inc.	7.500%	12/31/2013	53,325
1,443,157	Asurion Corp.	5.500%	05/20/2018	1,429,057
200,000	Asurion Corp.	9.000%	05/20/2019	202,214
592,282	BNY ConvergEx Group, LLX	5.000%	12/30/2016	587,840
265,000	BNY ConvergEx Group, LLX	8.750%	12/30/2017	262,350
695,577	Delos Aircraft Inc.	7.000%	03/15/2016	696,474
2,304,368	iStar Financial Inc.	5.000%	06/28/2013	2,299,806
1,535,000	iStar Financial Inc.	5.250%	03/19/2016	1,510,056
940,000	iStar Financial Inc.	7.000%	06/30/2014	937,453
175,000	iStar Financial Inc.	7.000%	03/19/2017	174,946
2,000,000	JSC BTA Bank	2.250%	09/30/2013	970,000
1,020,000	Lonestar	11.000%	08/16/2019	1,031,291
159,100	Nuveen Investments Inc.	6.053%	11/13/2014	159,100
185,900	Nuveen Investments Inc.	6.053%	05/13/2017	185,552
1,935,000	Springleaf Finance Funding Co.	5.500%	05/10/2017	1,776,969
837,463	Virtu Financial LLC	7.500%	07/07/2016	836,416
				13,112,849
FOOD & DRUG: 0.2%
923,819	Dunkin Finance Corp.	4.000%	11/23/2017	922,411
FOOD & TOBACCO: 0.5%
224,355	Burger King Corp.	4.500%	10/19/2016	223,911
342,784	Dean Foods Co.	1.750%	04/02/2014	337,374
769,188	JBS USA LLC	4.250%	05/25/2018	771,342
140,000	Pinnacle Foods Group Inc. (d)	0.000%	09/29/2018	140,307
1,250,000	Valinor Public Ltd. (f)	9.995%	12/20/2012	1,250,000
				2,722,934
FOREST PRODUCTS/CONTAINERS: 0.2%
84,652	Anchor Glass Container Corp.	6.000%	02/25/2016	84,626
332,969	Reynolds Group Holdings, Inc.	6.500%	02/10/2018	336,214
570,891	Reynolds Group Holdings, Inc.	6.500%	07/27/2018	577,816
				998,656
GAMING/LEISURE: 0.7%
169,706	CCM Merger, Inc.	7.000%	03/01/2017	169,835
723,592	Cedar Fair-Canada (b)	4.000%	12/15/2017	723,925
90,000	Harrahs Entertainment Inc.	3.224%	01/28/2015	85,627
348,000	Harrahs Entertainment Inc.	5.492%	03/01/2018	314,317
400,432	Harrahs Entertainment Inc.	9.500%	10/01/2016	411,079
196,493	Las Vegas Sands	1.750%	05/23/2014	193,367
291,294	Las Vegas Sands	2.750%	11/23/2015	281,058
1,000,099	Las Vegas Sands	2.750%	11/23/2016	964,955
525,156	SeaWorld Parks & Entertainment, Inc.	4.000%	08/14/2017	523,838
116,512	Seminole Indian Tribe of Florida	2.125%	03/05/2014	115,419
				3,783,420

HEALTH CARE: 2.9%
702,138	Ardent Health Services LLC	6.500%	09/14/2015	696,872
280,000	Aveta Holdings, LLC (d)	0.000%	03/30/2017	280,000
676,438	Axcan Intermediate Holdings, Inc.	5.500%	02/09/2017	667,982
217,720	Biomet Inc.	3.474%	03/25/2015	215,186
1,197,605	Carestream Health Holdings, Inc.	5.000%	02/25/2017	1,169,162
1,540,374	Community Health Systems, Inc.	3.799%	07/25/2014	1,519,502
463,872	Community Health Systems, Inc.	3.989%	01/25/2017	456,974
395,000	ConvaTec Healthcare	5.750%	12/22/2016	394,135
334,171	CRC Health Corp.	4.970%	11/16/2015	298,247
843,419	Drumm Investors LLC	5.000%	04/28/2018	794,290
1,105,000	HCA, Inc.	3.491%	05/01/2018	1,081,243
500,000	HCA, Inc.	3.720%	03/31/2017	490,315
1,316,700	Iasis Healthcare Corp.	5.000%	05/17/2018	1,316,147
724,525	INC Research, Inc.	8.500%	07/11/2018	724,525
294,263	Kinetic Concepts, Inc	6.500%	11/04/2016	295,440
478,869	Multiplan Inc.	4.750%	07/16/2017	473,707
357,926	RCHP, Inc.	8.000%	11/02/2018	360,907
2,613,991	Royalty Pharma	4.000%	05/01/2018	2,609,887
756,781	Universal Health Services, Inc.	5.000%	11/15/2016	754,987
340,000	Valeant Pharmaceuticals International	3.750%	02/08/2019	336,923
294,789	Vanguard Health Systems	5.000%	01/15/2016	294,948
717,750	Warner Chilcott	4.250%	03/16/2018	716,844
				15,948,223
HOUSING: 1.5%
400,898	Armstrong World Industries, Inc.	4.000%	03/08/2018	400,096
2,666,603	Capital Automotive LP	5.250%	03/10/2017	2,644,390
1,136,413	CB Richard Ellis Services, Inc.	3.491%	03/05/2018	1,128,174
2,840,545	CB Richard Ellis Services, Inc.	3.742%	09/04/2019	2,819,951
822,938	Crown Castle International Corp.	4.000%	01/25/2019	819,391
363,025	Goodman Global Group, Inc.	5.750%	10/28/2016	364,615
63,636	Goodman Global Group, Inc.	9.000%	10/28/2017	64,697
25,454	Realogy Corp.	4.250%	10/10/2016	23,710
324,482	Realogy Corp.	4.770%	10/10/2016	302,255
				8,567,279
INFORMATION TECHNOLOGY: 1.2%
355,536	Airvana Network Solutions, Inc.	10.000%	03/26/2014	337,759
320,229	Avaya Inc.	3.241%	12/10/2014	309,822
123,750	Booz Allen Hamilton Inc.	3.750%	07/31/2017	124,122
514,973	CDW LLC	4.000%	07/15/2017	498,128
251,212	Cinedigm Digital Funding I	5.250%	04/21/2016	249,642
253,088	Eagle Parent, Inc.	5.000%	05/16/2018	250,746
32,000	Fidelity National Information Services, Inc.	4.250%	07/09/2016	32,080
163,350	Flexera Software, LLC	7.500%	10/02/2017	163,758
1,014,376	Freescale Semiconductor, Inc.	4.494%	12/01/2016	985,720
240,000	Genesys Telecommunications, Inc.	6.750%	01/25/2019	241,500
613,155	Interactive Data Corp.	4.500%	02/11/2018	611,967
245,000	Lawson Software, Inc. (d)	0.000%	10/30/2016	245,000
790,000	Lawson Software, Inc. (d)	0.000%	03/30/2018	790,000
344,148	Microsemi Corp.	4.000%	02/02/2018	343,286
384,322	MSCI, Inc.	3.500%	03/14/2017	383,773
425,000	Oberthur Technologies (d)	0.000%	03/30/2019	425,000
322,465	Presidio, Inc.	7.250%	03/31/2017	325,689
135,000	Semtech Corp.	4.250%	03/15/2017	134,663
				6,452,655
MANUFACTURING: 0.3%
255,789	Alliance Laundry Systems, LLC	6.750%	09/23/2016	255,470
813,883	Allison Transmission, Inc.	2.750%	08/07/2014	807,127
420,429	Frac Tech International	6.250%	05/06/2016	418,445
78,669	Metokote Corp.	10.000%	11/27/2013	78,669
140,000	Milacron Inc.	8.250%	05/02/2017	139,650
				1,699,361
METALS/MINERALS: 0.5%
178,277	American Rock Salt Co. LLC	5.500%	04/19/2017	169,253
460,350	Fairmount Minerals, Ltd.	5.250%	03/11/2017	460,640
69,824	JMC Steel Group	4.750%	04/01/2017	69,649
1,555,313	Novelis Inc.	4.000%	03/10/2017	1,549,480
571,744	Walter Energy Corp.	4.000%	03/04/2018	568,885
				2,817,907

RETAIL: 0.3%
133,601	Collective Brands, Inc.	3.245%	08/01/2014	132,766
169,571	Gymboree Corp. (d)	0.000%	04/11/2018	160,394
350,000	HMK Intermediate Holdings, LLC (d)	0.000%	03/30/2018	347,375
70,000	J. Crew Group, Inc (d)	0.000%	02/10/2018	68,695
397,344	Leslie's Poolmart, Inc.	4.500%	11/30/2017	395,356
138,865	Michaels Stores, Inc.	2.875%	10/31/2013	138,479
379,949	PETCO Animal Supplies Stores, Inc.	4.500%	11/24/2017	379,570
120,000	Yankee Candle Co., Inc./The (d)	0.000%	03/14/2019	120,275
				1,742,910
SERVICES: 0.9%
234,844	Acosta, Inc.	4.750%	02/14/2018	234,355
462,724	Aramark Corp.	3.829%	01/27/2014	457,810
37,276	Aramark Corp.	9.000%	01/27/2014	36,880
240,000	Avis Budget Car Rental, LLC	4.250%	03/02/2019	239,100
86,207	Avis Budget Car Rental, LLC	6.250%	09/21/2018	86,801
175,000	Education Management LLC (d)	0.000%	03/30/2018	173,688
357,526	Harbor Freight Tools USA, Inc.	6.500%	12/22/2017	359,872
232,650	Hertz Corp.	3.750%	03/04/2018	231,778
327,692	Moneygram Payment Systems Worldwide, Inc.	4.250%	05/01/2017	325,336
240,000	Monitronics International, Inc.	5.500%	03/23/2018	239,950
1,500,000	Produce Buying Company Ltd. (f)	4.993%	07/03/2012	1,494,750
255,000	Protection One, Inc.	5.750%	03/16/2019	252,769
194	Safety-Kleen Systems, Inc.	5.000%	02/21/2017	194
426,692	Sedgwick CMS Holdings, Inc.	5.000%	12/31/2016	424,909
286,624	Vertafore, Inc.	5.250%	07/29/2016	284,469
200,000	Vertafore, Inc.	9.750%	10/27/2017	200,500
				5,043,161
TELECOMMUNICATIONS: 2.2%
244,388	Consolidated Communications Inc.	2.750%	12/29/2014	240,111
807,975	DigitalGlobe, Inc.	5.750%	10/07/2018	774,282
540,375	Integra Telecom	9.250%	04/15/2015	507,617
450,000	Intelsat Jackson Holdings (b)	3.242%	02/01/2014	441,450
2,361,250	Intelsat Jackson Holdings (b)	5.250%	03/17/2018	2,376,740
4,065,000	Level 3 Communications, Inc.	5.750%	09/01/2018	4,101,422
173,202	Neustar, Inc	5.000%	11/03/2018	173,925
370,000	Telesat Holdings Inc. (d)	0.000%	03/26/2019	369,308
248,750	Telx Group, Inc.	7.750%	09/22/2017	249,477
2,550,000	Vodafone Americas Finance (f)	6.875%	08/10/2015	2,562,750
568,575	Zayo Group LLC	7.000%	11/22/2017	569,001
				12,366,083
TRANSPORTATION: 0.7%
3,000,000	A'ayan Leasing (f)(i)	3.349%	04/13/2011	750,000
149,250	Autoparts Holdings Ltd.	6.500%	07/28/2017	149,996
172,391	Chrysler Group, LLC	6.000%	05/19/2017	174,958
951,385	Delphi Corp.	3.500%	03/31/2017	949,682
405,153	HHI Holdings LLC	7.750%	03/18/2017	405,153
431,465	Pinafore, LLC	4.250%	09/29/2016	431,465
443,484	Remy International	6.250%	12/17/2016	443,484
415,000	TI Automotive Ltd.	7.750%	03/09/2018	415,780
				3,720,518
UTILITY: 0.8%
1,485,620	AES Corp.	4.250%	05/25/2018	1,486,229
610,000	Astoria Generating Co. Acquisitions, LLC	4.000%	08/23/2013	558,656
725,892	Calpine Corp.	4.500%	03/04/2018	722,712
84,363	Calpine Corp.	4.500%	04/01/2018	83,994
121,459	Equipower Resources Holdings LLC	5.750%	01/26/2018	113,564
354,483	NRG Energy, Inc.	4.000%	06/10/2018	353,972
188,979	TPF Generation Holdings, LLC	0.370%	12/15/2013	188,191
308,240	TPF Generation Holdings, LLC	2.579%	12/15/2013	306,954
375,000	TPF Generation Holdings, LLC	4.491%	12/13/2014	362,063
684,899	TXU Energy Co. LLC	4.743%	10/10/2017	379,907
				4,556,242

WIRELESS COMMUNICATIONS: 0.1%
553,180	MetroPCS Wireless, Inc.	4.000%		03/15/2018	547,234
267,942	Syniverse Holdings, Inc.	5.250%		12/21/2017	268,612
					815,846
TOTAL LOANS
	(Cost $145,708,689)				144,926,619

WARRANTS: 0.5%
Financial Services: 0.3%
1,838,100	Alliance Bank JSC (b)(c)(f)				607,092
2,739,000	Alliance Bank JSC (b)(f)				904,105
					1,511,197
Sovereign: 0.2%
42,000,000	Republic of Argentina (b)				1,269,879
TOTAL WARRANTS
	(Cost $3,932,144)				2,781,076

SHORT TERM INVESTMENTS: 14.1%
CORPORATE BONDS: 3.2%
1,850,000	AI Finance BV	10.875%		07/15/2012	1,665,000
3,000,000	Alfa (Russia) Bank (b)	8.200%		06/25/2012	3,026,999
1,300,000	Banco Curzeiro Do Sul SA (b)	8.000%		09/17/2012	1,280,466
1,000,000	Crew Gold Corp. (b)	7.300%		09/30/2012	997,500
1,000,000	Dubai Sukuk Centre (b)	0.849%	(a)	06/13/2012	970,000
1,000,000	HSBC Bank for Intercity (b)	10.000%		05/29/2012	1,320,370
2,300,000	Joint Stock Co. Kazkommertsbank (b)	12.850%		12/18/2012	2,386,250
2,000,000	Novoro (b)	7.000%		05/17/2012	2,006,260
1,508,000	PSB Finance (Promsvyaz Bank) (b)	9.625%		05/23/2012	1,516,490
1,000,000	Strides Arcolab (b)(d)	0.000%		06/27/2012	1,435,000
1,000,000	Ukraine Government (b)	6.385%		06/26/2012	995,880
					17,600,215
COMMERCIAL PAPER: 0.0%
250,000	Astana Finance B.V., 7.88% (b)(f)(j)				10,003
LOANS: 0.2%
650,000	EP Energy (d)	0.000%		10/15/2012	650,000
360,000	SandRidge Energy Inc. (d)	0.000%		02/23/2013	360,000
					1,010,000
MONEY MARKET INVESTMENT: 10.7%
59,295,698	First American Government Obligations Fund, 0.02% (h)				59,295,698

TOTAL SHORT TERM INVESTMENTS
	(Cost $77,817,082)				77,915,916

TOTAL INVESTMENTS
	(Cost $552,389,879), 100.4%				555,724,578
LIABILITIES IN EXCESS OF OTHER ASSETS, (0.4)%					(2,366,985)
TOTAL NET ASSETS, 100.0%					$553,357,593

(a) Variable Rate.
(b) Foreign security.
(c) 144A Security.
(d) Non-income Producing.
(e) Restricted that is comprised of 20.04% of net assets.
(f) Illiquid that is comprised of 7.71% of net assets.
(g) Private Placement.
(h) 7-Day Yield.
(i) Security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that are comprised of 4.79% of net assets.
(j) Defaulted security that is comprised of 0.29% of net assets.

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee (“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes invaluation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace / Defense	$-	$1,707,625	$-	$1,707,625
Automotive	-	21,571,221	-	21,571,221
Building Materials	-	6,224,250	-	6,224,250
Chemicals	-	7,389,158	-	7,389,158
Construction Machinery	-	2,699,000	-	2,699,000
Consumer Products	-	10,171,353	-	10,171,353
Diversified Manufacturing/Operations	-	2,250,038	-	2,250,038
Energy	-	24,559,157	-	24,559,157
Entertainment	-	2,177,688	-	2,177,688
Financial Institutions/Services	-	29,165,146	-	29,165,146
Food & Beverage	-	16,367,703	-	16,367,703
Gaming	-	12,255,428	-	12,255,428
Health Care	-	24,286,603	-	24,286,603
Industrials	-	12,742,727	-	12,742,727
Lodging	-	720,563	-	720,563
Media - Cable	-	3,722,031	-	3,722,031
Media - Non-Cable	-	18,233,307	-	18,233,307
Packaging	-	10,635,229	-	10,635,229
Paper	-	1,645,482	-	1,645,482
Real Estate	-	4,624,430	-	4,624,430
Restaurants	-	3,953,375	-	3,953,375
Retailers	-	10,690,042	-	10,690,042
Services	-	3,513,251	-	3,513,251
Sovereign	-	1,008,287	-	1,008,287
Technology	-	35,523,970	-	35,523,970
Telecommunications	-	2,803,000	-	2,803,000
Transportation	-	3,902,824	-	3,902,824
Utility - Electric	-	5,044,625	-	5,044,625
Utility - Natural Gas	-	5,692,772	-	5,692,772
Wireless Communications	-	8,459,251	-	8,459,251
Total Corporate Bonds	-	293,739,536	-	293,739,536

Asset Backed Securities	-	7,628,467	25,752,689	33,381,156

Foreign Government Agency Issues	-	1,980,605	-	1,980,605

Mortgage Backed Security	-	999,670	-	999,670

Loans
Aerospace	-	2,354,387	-	2,354,387
Broadcasting	-	7,202,005	-	7,202,005
Cable/Wireless Video	-	6,196,000	-	6,196,000
Chemicals	-	4,020,636	-	4,020,636
Consumer Non-Durables	-	928,655	-	928,655
Diversified Media	-	9,326,192	-	9,326,192
Energy	-	29,628,289	-	29,628,289
Financials	-	13,112,849	-	13,112,849
Food & Drug	-	922,411	-	922,411
Food & Tobacco	-	2,722,934	-	2,722,934
Forest Products/Containers	-	998,656	-	998,656
Gaming/Leisure	-	3,783,420	-	3,783,420
Health Care	-	15,948,223	-	15,948,223
Housing	-	8,567,279	-	8,567,279
Information Technology	-	6,452,655	-	6,452,655
Manufacturing	-	1,699,361	-	1,699,361
Metals/Minerals	-	2,817,907	-	2,817,907
Retail	-	1,742,910	-	1,742,910
Services	-	5,043,161	-	5,043,161
Telecommunications	-	12,366,083	-	12,366,083
Transportation	-	2,970,518	750,000	3,720,518
Utility	-	4,556,242	-	4,556,242
Wireless Communications	-	815,846	-	815,846
Total Loans	-	144,176,619	750,000	144,926,619

Warrants
Financial Services	-	1,511,197	-	1,511,197
Sovereign	-	1,269,879	-	1,269,879
Total Warrants	-	2,781,076	-	2,781,076

Short Term Investments	59,295,698	18,620,218	-	77,915,916

Total Investments in Securities	$59,295,698	$469,926,191	$26,502,689	$555,724,578

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$41,346,575
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(20,810)
Purchases	-
Sales	(6,855,136)
Transfers in and/or out of Level 3 *	(7,967,940)
Balance as of March 31, 2012	$26,502,689

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at 3/31/12	Valuation Techniques	Unobservable Inputs
A'ayan Leasing	750,000	Market Quotations	Monthly Broker Quotes
BT SPE, LLC	25,752,689	Market Comparable	Cummulated Collections
			Cummulated Defaults
			Annualized Default Rate
			Cummulated Default Rate
			Pace of Collection
			Pace of Defaults
			Interest Rates

Rochdale Emerging Markets Portfolio
Schedule of Investments
March 31, 2012 (Unadited)

Shares		Value
COMMON STOCKS: 91.9%
CHINA: 6.0%
311,065	Anhui Gujing Distillery Co., Ltd.	$2,477,529
9,000	Ctrip.com International, Ltd. - ADR (a)	194,760
120,346	Yantai Changyu Pioneer Wine Co. Ltd.	1,360,364
		4,032,653
HONG KONG: 36.6%
622,000	AAC Technologies Holdings Inc.	1,690,054
99,500	China Mobile Ltd.	1,094,871
850,000	China Petroleum & Chemical Corp. (Sinopec)	926,013
118,000	China Unicom (Hong Kong) Ltd.	199,971
689,000	Chow Sang Sang Holdings International Ltd.	1,778,941
501,000	CNOOC Ltd.	1,029,671
1,029,000	Galaxy Entertainment Group Ltd. (a)	2,842,304
1,717,500	Great Wall Motor Co. Ltd.	3,339,654
472,000	Luk Fook Holdings (International) Ltd.	1,434,438
415,000	Ping An Insurance (Group) Co. of China Ltd.	3,136,996
114,300	Tencent Holdings Ltd.	3,188,104
862,000	Trinity Ltd.	709,310
449,000	Want Want China Holdings Ltd.	501,873
6,522,500	Xtep International Holdings Ltd.	2,956,546
		24,828,746
INDIA: 18.3%
34,200	Amara Raja Batteries Ltd.	196,728
8,000	Asian Paints Ltd.	509,098
4,287	Bajaj Auto Ltd.	141,270
109,782	CESC Ltd.	585,489
190,665	Coal India Ltd.	1,287,068
5,700	Crisil Ltd.	110,006
68,000	Exide Industries Ltd.	199,148
43,600	Gujarat State Fertilizers & Chemicals Ltd.	362,399
65,193	HDFC Bank Ltd.	665,239
29,026	HDFC Bank Ltd. - ADR	989,787
3,932	Hero Motocorp Ltd.	158,627
44,950	ICICI Bank Ltd.	785,445
13,900	ICICI Bank Ltd. - ADR	484,693
12,837	Infosys Ltd.	732,094
3,550	Infosys Ltd. - ADR	199,732
304,812	ITC Ltd.	1,357,578
66,361	Opto Circuits (India) Ltd.	262,474
192,150	Petronet LNG Ltd.	633,837
162,848	Sun Pharmaceutical Industries Ltd.	1,821,871
22,402	Tata Consultancy Services Ltd.	513,956
165,000	Zee Entertainment Enterprises Ltd.	410,516
		12,407,055
INDONESIA: 13.7%
1,362,000	ACE Hardware Indonesia	662,470
102,900	PT Astra International Tbk	831,739
1,594,500	PT Bank Mandiri Tbk	1,193,834
791,500	PT Bank Rakyat Indonesia (Persero) Tbk	601,263
18,685,500	PT Ciputra Development Tbk	1,470,503
9,101,500	PT Media Nusantara Citra Tbk	1,870,249
6,010,000	PT Ramayana Lestari Sentosa Tbk	512,516
202,000	PT Semen Gresik (Persero) Tbk	270,469
267,000	PT Surya Citra Media Tbk	235,056
452,500	PT United Tractors Tbk	1,632,156
		9,280,255
MALAYSIA: 6.3%
1,552,400	Genting Malaysia Berhad	1,986,423
2,207,300	Multi-Purpose Holdings Berhard	1,988,623
502,700	YTL Power International Berhad	303,573
		4,278,619
PHILIPPINES: 5.5%
823,380	San Miguel Corp.	2,180,466
3,961,500	SM Prime Holdings Inc.	1,559,318
		3,739,784
THAILAND: 5.5%
95,000	PTT Exploration and Production Public Co. Ltd.	1,090,114
208,900	PTT Public Co. Ltd.	1,181,623
106,500	Siam Cement Public Co. Ltd./The	1,436,111
		3,707,848

TOTAL COMMON STOCKS
	(Cost $59,983,605)	62,274,960

SHORT TERM INVESTMENT: 3.4%
MONEY MARKET INVESTMENT: 3.4%
2,318,735	First American Government Obligations Fund, 0.02% (b)	2,318,735
TOTAL SHORT TERM INVESTMENT
	(Cost $2,318,735)	2,318,735
TOTAL INVESTMENTS
	(Cost $62,302,340), 95.3%	64,593,695
OTHER ASSETS IN EXCESS OF LIABILITIES, 4.7%		3,207,936
TOTAL NET ASSETS, 100.0%		$67,801,631

(a) Non Income Producing.
(b) 7-Day Yield.
ADR American Depository Receipt.

Sector	% of Net Assets
Consumer Discretionary	29.9%
Consumer Staples	11.6%
Energy	9.1%
Financials	19.2%
Health Care	3.1%
Industrials	2.7%
Information Technology	9.3%
Materials	3.8%
Telecommunication Services	1.9%
Utilities	1.3%
Short Term Investment	3.4%
TOTAL INVESTMENTS	95.3%
Other Assets in Excess of Liabilities	4.7%
TOTAL NET ASSETS	100.0%

Rochdale Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures nclude specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee (“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
China	$4,032,653	$-	$-	$4,032,653
Hong Kong	24,828,746	-	-	24,828,746
India	12,407,055	-	-	12,407,055
Indonesia	9,280,255	-	-	9,280,255
Malaysia	4,278,619	-	-	4,278,619
Philippines	3,739,784	-	-	3,739,784
Thailand	3,707,848	-	-	3,707,848
Total Common Stock	62,274,960	-	-	62,274,960

Short Term Investment	2,318,735	-	-	2,318,735

Total Investments in Securities	$64,593,695	$-	$-	$64,593,695

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments for federal income tax purposes as of March 31, 2012 was as follows*:

	Large Growth	Large Value	Dividend & Income
COST OF INVESTMENTS	$22,913,954	$22,777,392	$108,425,572
GROSS UNREALIZED APPRECIATION	2,630,353	2,418,549	25,195,203
GROSS UNREALIZED DEPRECIATION	(153,884)	(108,923)	(4,978,049)

NET UNREALIZED APPRECIATION/DEPRECIATION	$2,476,469	$2,309,626	$20,217,154

	Intermediate Fixed Income	Fixed Income Opportunities	Emerging Markets
COST OF INVESTMENTS	$111,426,867	$552,389,879	$62,302,340
GROSS UNREALIZED APPRECIATION	3,738,018	12,649,831	3,544,040
GROSS UNREALIZED DEPRECIATION	(517,364)	(9,315,132)	(1,252,685)

NET UNREALIZED APPRECIATION/DEPRECIATION	$3,220,654	$3,334,699	$2,291,355

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                    Garrett R. D’Alessandro, President

Date   5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                                    Garrett R. D’Alessandro, President

Date   5/29/12

By (Signature and Title)  /s/ William O’Donnell
                                                  William O’Donnell, Treasurer

Date   5/30/12